UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3428

HIGH YIELD BOND TRUST

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2004

ITEM 1.     REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

[INSERT SHAREHOLDER REPORT]

SEMI-ANNUAL REPORT
JUNE 30, 2004

                                                              [UMBRELLA ART TOP]

                          [UMBRELLA ART BOTTOM]
                  MANAGED ASSETS TRUST
                  HIGH YIELD BOND TRUST
                  CAPITAL APPRECIATION FUND
                  MONEY MARKET PORTFOLIO
                  THE TRAVELERS SERIES TRUST:

                  U.S. GOVERNMENT SECURITIES PORTFOLIO
                  SOCIAL AWARENESS STOCK PORTFOLIO
                  PIONEER FUND PORTFOLIO

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

SEMI-ANNUAL REPORT FOR MANAGED ASSETS TRUST, HIGH YIELD BOND TRUST, CAPITAL APPRECIATION FUND, MONEY MARKET PORTFOLIO AND THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN....................................    1
MANAGED ASSETS TRUST, HIGH YIELD BOND TRUST, CAPITAL
APPRECIATION FUND AND MONEY MARKET PORTFOLIO:
SCHEDULES OF INVESTMENTS:
     MANAGED ASSETS TRUST...................................    5
     HIGH YIELD BOND TRUST..................................   20
     CAPITAL APPRECIATION FUND..............................   29
     MONEY MARKET PORTFOLIO.................................   32
STATEMENTS OF ASSETS AND LIABILITIES........................   34
STATEMENTS OF OPERATIONS....................................   35
STATEMENTS OF CHANGES IN NET ASSETS.........................   36
NOTES TO FINANCIAL STATEMENTS...............................   40
FINANCIAL HIGHLIGHTS........................................   44
THE TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES
PORTFOLIO, SOCIAL AWARENESS STOCK PORTFOLIO AND PIONEER FUND
PORTFOLIO:
SCHEDULES OF INVESTMENTS:
     U.S. GOVERNMENT SECURITIES PORTFOLIO...................   46
     SOCIAL AWARENESS STOCK PORTFOLIO.......................   48
     PIONEER FUND PORTFOLIO.................................   53
STATEMENTS OF ASSETS AND LIABILITIES........................   59
STATEMENTS OF OPERATIONS....................................   60
STATEMENTS OF CHANGES IN NET ASSETS.........................   61
NOTES TO FINANCIAL STATEMENTS...............................   64
FINANCIAL HIGHLIGHTS........................................   68

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

Both the stock and bond markets switched gears during the first half of this year, largely due to shifting tides of investor sentiment.

After a torrid second half of 2003, the equity markets took a breather this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates, inflation, and the presidential election. The good news -- solid corporate earnings, the improving economy, renewed job growth, and the still low level of interest rates -- largely was ignored. As a result, stock market returns for the first six months of 2004 generally were modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half largely was in-line with that of the broad U.S. market.

Although the bond market got off to a formidable start, its performance also was hampered by heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank ("Fed") would begin to raise key short-term rates after a long accommodative stance on monetary policy. Higher interest rates can act as a brake on robust economic growth to help maintain a balance between steady growth and the inflation that generally accompanies that growth. Given that the economy appeared to be humming along at a healthy pace, as was widely expected, the central bank edged up its federal funds target rate(i) from a four-decade low to 1.25% at the end of June.

Over the six-month period, following a significant pullback this past spring, bond prices finished on a flat note. However, mortgage-backed securities, U.S. Agencies, and corporate issues in general held up better than those of U.S. Treasury bonds(ii) on a total return basis. Signs during the period of economic recovery, which is favorable for corporate earnings and the credit environment, helped the high-yield market outperform Treasuries.(iii) Yields on most money market instruments, particularly those with longer maturities, rose during the second half of the period.

Although investor sentiment was shaky this past spring, by the end of the period the U.S. Consumer Confidence Index(iv) rose to levels not seen since June of 2002. The domestic unemployment rate held steady, job growth slowed following a strong increase in March through the early spring, and inflation picked up during the period.

FUND PERFORMANCE

Within this environment, the funds performed as follows:(1)

MANAGED ASSETS TRUST

During the period ended June 30, 2004, the Managed Assets Trust returned 2.40%. Its unmanaged benchmarks, the S&P 500 Index(v) and Lehman Brothers Government/Credit Bond Index(vi), returned 3.44% and -0.19%, respectively. The Fund outperformed its Lipper flexible portfolio variable funds category average(2), which returned 2.05%.

HIGH YIELD BOND TRUST

During the period ended June 30, 2004, the High Yield Bond Trust returned 0.74%. The Fund underperformed its unmanaged benchmark, the Credit Suisse First Boston High Yield Index,(vii) which returned 2.47%. The Fund also underperformed its Lipper high current yield variable funds category average(3), which returned 1.07%.

(1) Each fund is an underlying investment option of various variable annuity and life products. Fund performance returns do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts such as administrative fees, account charges, and surrender charges, which if reflected, would reduce the performance of the fund. An investor may not invest directly in an index. PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS.

(2) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 84 funds in the Lipper flexible portfolio variable funds category with reinvestment of dividends and capital gains, if any.

(3) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 88 funds in the Lipper high current yield variable funds category with reinvestment of dividends and capital gains, if any.

CAPITAL APPRECIATION FUND

During the period ended June 30, 2004, the Capital Appreciation Fund returned 4.85%. Its unmanaged benchmarks, the S&P 500 Index and the Russell 2000 Index,(viii) returned 3.44% and 6.76%, respectively. The Fund outperformed its Lipper large-cap growth variable funds category average(4), which returned 2.56%.

MONEY MARKET PORTFOLIO

During the period ended June 30, 2004, the Money Market Portfolio returned 0.33%. The Portfolio slightly outperformed its Lipper money market variable funds category average(5), which returned 0.26%.

U.S. GOVERNMENT SECURITIES PORTFOLIO

During the period ended June 30, 2004, the U.S. Government Securities Portfolio returned -0.06%. The Portfolio performed in-line with its unmanaged benchmarks, the Merrill Lynch U.S. Treasury/Agency Master Index,(ix) returned -0.18% and a composite index which is an equally-weighted average of the Merrill Lynch U.S. Treasuries 15 Plus Year(x) and Merrill Lynch Mortgage Master Index,(xi) returned 0.29%. The Portfolio underperformed its Lipper general U.S. government variable funds category average(6), which returned 0.03%.

SOCIAL AWARENESS STOCK PORTFOLIO

During the period ended June 30, 2004, the Social Awareness Stock Portfolio returned -0.32%. The Portfolio underperformed its unmanaged benchmark, the S&P 500 Index, which returned 3.44%. The Portfolio also underperformed its Lipper specialty/miscellaneous variable funds category average(7), which returned 2.17%.

PIONEER FUND PORTFOLIO

During the period ended June 30, 2004, the Pioneer Fund Portfolio returned 1.83%. The Portfolio underperformed its unmanaged benchmark, the S&P 500 Index, which returned 3.44%. The Portfolio also underperformed its Lipper large cap core variable funds category average(8), which returned 2.37%.

(4) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 163 funds in the Lipper large-cap growth variable funds category with reinvestment of dividends and capital gains, if any.

(5) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 108 funds in the Lipper money market variable funds category with reinvestment of dividends and capital gains, if any.

(6) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 54 funds in the Lipper general U.S. government variable funds category with reinvestment of dividends and capital gains, if any.

(7) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 128 funds in the Lipper specialty/miscellaneous variable funds category with reinvestment of dividends and capital gains, if any.

(8) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 215 funds in the Lipper large-cap core variable funds category with reinvestment of dividends and capital gains, if any.
 2

                            PERFORMANCE OF THE FUNDS
                              AS OF JUNE 30, 2004

                                                              6 MONTHS
  MANAGED ASSETS TRUST                                           2.40%

  S&P 500 Index                                                  3.44%

  Lehman Brothers Government/Credit Bond Index                  -0.19%

  Lipper Flexible Portfolio Variable Funds Category Average      2.05%

  HIGH YIELD BOND TRUST                                          0.74%

  Credit Suisse First Boston High Yield Index                    2.47%

  Lipper High Current Yield Variable Funds Category Average      1.07%

  CAPITAL APPRECIATION FUND                                      4.85%

  S&P 500 Index                                                  3.44%

  Russell 2000 Index                                             6.76%

  Lipper Large-Cap Growth Variable Funds Category Average        2.56%

  MONEY MARKET PORTFOLIO                                         0.33%

  Lipper Money Market Variable Funds Category Average            0.26%

  U.S. GOVERNMENT SECURITIES PORTFOLIO                          -0.06%

  Merrill Lynch U.S. Treasury/Agency Master Index               -0.18%

  Merrill Lynch U.S. Treasury 15+/Mortgage Master Index          0.29%

  Lipper General U.S. Government Variable Funds Category
    Average                                                      0.03%

  SOCIAL AWARENESS STOCK PORTFOLIO                              -0.32%

  S&P 500 Index                                                  3.44%

  Lipper Specialty/Miscellaneous Variable Funds Category
    Average                                                      2.17%

  PIONEER FUND PORTFOLIO                                         1.83%

  S&P 500 Index                                                  3.44%

  Lipper Large-Cap Core Variable Funds Category Average          2.37%

     THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     The performance returns set forth above do not reflect the reduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts such as administrative fees, account charges, and surrender charges; which, if reflected, would reduce the performance of the funds.

                             MONEY MARKET PORTFOLIO
                           YIELDS AS OF JUNE 30, 2004

                                                                SEVEN-DAY                  SEVEN-DAY
                                                              CURRENT YIELD             EFFECTIVE YIELD


  MONEY MARKET PORTFOLIO                                          0.75%                      0.76%

   THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S YIELDS WILL VARY.

   PLEASE NOTE THAT YOUR INVESTMENT IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

   Both yields include a voluntary fee waiver, which may be reduced or terminated at any time. Without these fee waivers, the seven-day current yield and the seven-day effective yield would have been 0.74% and 0.74%, respectively.

   Performance figures may reflect fee waivers and/or expense reimbursements, if any. In the absence of fee waivers and/or expense reimbursements, if any, the total return would be reduced.

   The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the portfolio is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

INFORMATION ABOUT YOUR FUNDS

In recent months several issues in the mutual fund and variable product industries have come under the scrutiny of federal and state regulators. Travelers Life & Annuity and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, revenue sharing, and other mutual fund and variable product issues in connection with various investigations. The funds have been informed that Travelers Life & Annuity and its affiliates are responding to those information requests and cooperating with the regulators, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Please note that an investor cannot invest directly in an index.

Past performance is no guarantee of future results. The performance returns set forth do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts including, but not limited to, administrative fees, account charges, and surrender charges, which if reflected, would reduce performance.

Portfolio holdings and breakdowns are as of June 30, 2004 and are subject to change. Please refer to pages 5 through 32 and 46 through 58 for a list and percentage breakdown of the fund's holdings.

The commentary provided is as of July 20, 2004 and is subject to change based on the market and other conditions. The views expressed are those of the portfolio manager and are not intended to be a forecast of future events, a guarantee of future results or investment advice. These views may differ from those of other portfolio managers or the firm as a whole.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(ii) Government bonds are guaranteed by the full faith and credit of the U.S. government as to timely payment of principal and interest. Government bonds do fluctuate in price.
(iii) Based upon Citigroup total rate of return indices that reflect the performance for each respective category of fixed-income securities over the six months ended June 30, 2004.
(iv)   Source: June 2004 Consumer Confidence Index, The Conference Board.
(v) The S&P 500 Index is a market-capitalization weighted index of 500 widely held common stocks.
(vi) The Lehman Brothers Intermediate Government/Credit Index is a market-value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.
(vii) The Credit Suisse First Boston High Yield Index is a market-weighted index that includes publicly traded bonds rated below BBB by S&P and Baa by Moody's. Moody's Investors Service is a nationally recognized credit rating agency. Standard & Poor's Ratings Service is a nationally recognized credit rating agency.
(viii) The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately eight percent of the total market capitalization of the Russell 3000 Index.
(ix) The Merrill Lynch/U.S. Treasury/Agency Index is an index comprised of U.S. Treasury and Agency securities.
(x) The Merrill Lynch U.S. Treasuries 15 Plus Years Index is an index consisting of U.S. dollar denominated U.S. Treasury Notes and Bonds having at least 15 years remaining term to maturity and a minimum amount outstanding of $1 billion.
(xi) The Merrill Lynch Mortgage Master Index consists of fixed-rate coupon-bearing pools of mortgage pass-through securities that have various maturities.
 4

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2004

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCK -- 62.2%
-----------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 10.1%
AUTOMOBILES -- 1.1%
          56,008         Ford Motor Co. .............................................    $    876,525
          22,840         General Motors Corp. .......................................       1,064,116
          21,192         Harley-Davidson, Inc. ......................................       1,312,632
-----------------------------------------------------------------------------------------------------
                                                                                            3,253,273
-----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
          31,757         Carnival Corp. .............................................       1,492,579
          18,609         Harrah's Entertainment, Inc. ...............................       1,006,747
          16,581         Marriott International, Inc., Class A Shares................         827,060
          35,306         McDonald's Corp. ...........................................         917,956
           3,024         Starwood Hotels & Resorts Worldwide, Inc. ..................         135,626
          20,967         Yum! Brands, Inc. ..........................................         780,392
-----------------------------------------------------------------------------------------------------
                                                                                            5,160,360
-----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.9%
           4,979         The Black & Decker Corp. ...................................         309,345
           9,630         Fortune Brands, Inc. .......................................         726,391
          10,447         KB HOME.....................................................         716,978
          14,280         Pulte Homes, Inc. ..........................................         742,988
-----------------------------------------------------------------------------------------------------
                                                                                            2,495,702
-----------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.4%
          13,706         eBay Inc. (a)...............................................       1,260,267
-----------------------------------------------------------------------------------------------------
MEDIA -- 1.7%
          14,978         Comcast Corp., Class A Shares (a)...........................         419,833
          20,086         Fox Entertainment Group Inc., Class A Shares (a)............         536,296
           8,056         Gannett Co., Inc. ..........................................         683,552
          25,384         Time Warner Inc. (a)........................................         446,251
          41,689         Viacom Inc., Class B Shares.................................       1,489,131
          58,696         The Walt Disney Co. ........................................       1,496,161
-----------------------------------------------------------------------------------------------------
                                                                                            5,071,224
-----------------------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 1.9%
          32,836         Big Lots, Inc. (a)..........................................         474,809
           7,819         Costco Wholesale Corp. .....................................         321,126
           4,483         Federated Department Stores, Inc. ..........................         220,115
          34,199         Target Corp. ...............................................       1,452,432
          58,619         Wal-Mart Stores, Inc. ......................................       3,092,738
-----------------------------------------------------------------------------------------------------
                                                                                            5,561,220
-----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.8%
           2,060         AutoZone, Inc. (a)..........................................         165,006
          11,079         Best Buy Co., Inc. .........................................         562,148
          12,032         The Gap, Inc. ..............................................         291,776
          62,692         The Home Depot, Inc. .......................................       2,206,758
          16,784         Limited Brands..............................................         313,861

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.8% (CONTINUED)
           6,851         Lowe's Cos., Inc. ..........................................    $    360,020
          28,518         Staples, Inc. ..............................................         835,863
          25,629         Toys "R" Us, Inc. (a).......................................         408,270
-----------------------------------------------------------------------------------------------------
                                                                                            5,143,702
-----------------------------------------------------------------------------------------------------
TEXTILES & APPAREL -- 0.5%
           2,525         Jones Apparel Group, Inc. ..................................          99,687
          17,138         NIKE, Inc., Class B Shares..................................       1,298,204
-----------------------------------------------------------------------------------------------------
                                                                                            1,397,891
-----------------------------------------------------------------------------------------------------
                         TOTAL CONSUMER DISCRETIONARY................................      29,343,639
-----------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 4.5%
BEVERAGES -- 1.7%
           3,843         Anheuser-Busch Co., Inc. ...................................         207,522
           4,432         Brown-Forman Corp., Class B Shares..........................         213,933
          41,864         The Coca-Cola Co. ..........................................       2,113,295
          23,041         Coca-Cola Enterprises Inc. .................................         667,959
          34,384         PepsiCo, Inc. ..............................................       1,852,610
-----------------------------------------------------------------------------------------------------
                                                                                            5,055,319
-----------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 0.4%
           8,112         CVS Corp. ..................................................         340,866
          19,883         Walgreen Co. ...............................................         719,963
-----------------------------------------------------------------------------------------------------
                                                                                            1,060,829
-----------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.6%
          41,549         Archer-Daniels-Midland Co. .................................         697,192
           6,026         Hormel Foods Corp. .........................................         187,409
           3,549         Kellogg Co. ................................................         148,526
          36,154         Sara Lee Corp. .............................................         831,180
-----------------------------------------------------------------------------------------------------
                                                                                            1,864,307
-----------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.2%
           5,750         Colgate-Palmolive Co. ......................................         336,087
           8,611         Kimberly-Clark Corp. .......................................         567,293
          44,556         The Procter & Gamble Co. ...................................       2,425,629
-----------------------------------------------------------------------------------------------------
                                                                                            3,329,009
-----------------------------------------------------------------------------------------------------
TOBACCO -- 0.6%
          34,569         Altria Group, Inc. .........................................       1,730,178
-----------------------------------------------------------------------------------------------------
                         TOTAL CONSUMER STAPLES......................................      13,039,642
-----------------------------------------------------------------------------------------------------
ENERGY -- 3.9%
ENERGY EQUIPMENT & SERVICES -- 0.5%
           8,383         Baker Hughes Inc. ..........................................         315,620
           7,077         Halliburton Co. ............................................         214,150

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.5% (CONTINUED)
          11,645         Schlumberger Ltd. ..........................................    $    739,574
           7,657         Transocean Inc. (a).........................................         221,594
-----------------------------------------------------------------------------------------------------
                                                                                            1,490,938
-----------------------------------------------------------------------------------------------------
OIL & GAS -- 3.4%
           5,200         Anadarko Petroleum Corp. ...................................         304,720
          15,000         Burlington Resources, Inc. .................................         542,700
          18,345         ChevronTexaco Corp. ........................................       1,726,448
          11,958         ConocoPhillips..............................................         912,276
           2,798         Devon Energy Corp. .........................................         184,668
         113,242         Exxon Mobil Corp. ..........................................       5,029,077
          11,117         Marathon Oil Corp. .........................................         420,667
           6,700         Occidental Petroleum Corp. .................................         324,347
           2,778         Sunoco, Inc. ...............................................         176,736
           3,289         Valero Energy Corp. ........................................         242,597
-----------------------------------------------------------------------------------------------------
                                                                                            9,864,236
-----------------------------------------------------------------------------------------------------
                         TOTAL ENERGY................................................      11,355,174
-----------------------------------------------------------------------------------------------------
FINANCIALS -- 12.8%
BANKS -- 3.6%
          45,569         Bank of America Corp. ......................................       3,856,049
          21,851         Bank One Corp. .............................................       1,114,401
              69         First Horizon National Corp. ...............................           3,137
           7,512         KeyCorp. ...................................................         224,534
           6,425         Marshall & Ilsley Corp. ....................................         251,153
          23,293         National City Corp. ........................................         815,488
          17,970         U.S. Bancorp................................................         495,253
          37,249         Wachovia Corp. .............................................       1,657,580
           4,665         Washington Mutual, Inc. ....................................         180,256
          34,645         Wells Fargo & Co. ..........................................       1,982,733
-----------------------------------------------------------------------------------------------------
                                                                                           10,580,584
-----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.1%
          31,011         American Express Co. .......................................       1,593,345
          12,680         The Bear Stearns Cos. Inc. .................................       1,069,051
          14,913         Capital One Financial Corp. ................................       1,019,751
          14,518         Countrywide Financial Corp. ................................       1,019,889
          21,564         Fannie Mae..................................................       1,538,807
          11,446         Freddie Mac.................................................         724,532
          14,428         The Goldman Sachs Group, Inc. ..............................       1,358,540
          49,276         J.P. Morgan Chase & Co. ....................................       1,910,431
          10,548         Lehman Brothers Holdings Inc. ..............................         793,737
          38,983         MBNA Corp. .................................................       1,005,372
          13,422         Merrill Lynch & Co., Inc. ..................................         724,520
          23,469         Morgan Stanley..............................................       1,238,459

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.1% (CONTINUED)
          10,583         Principal Financial Group, Inc. ............................    $    368,077
          21,880         Providian Financial Corp.  (a)..............................         320,980
-----------------------------------------------------------------------------------------------------
                                                                                           14,685,491
-----------------------------------------------------------------------------------------------------
INSURANCE -- 4.1%
           5,050         ACE Ltd. ...................................................         213,514
           9,150         AFLAC, Inc. ................................................         373,412
          27,255         Allstate Corp. .............................................       1,268,720
           9,864         Ambac Financial Group, Inc. ................................         724,412
          44,839         American International Group, Inc. .........................       3,196,124
           8,937         Aon Corp. ..................................................         254,436
          16,040         The Chubb Corp. ............................................       1,093,607
           3,647         The Hartford Financial Services Group, Inc. ................         250,695
           7,408         Jefferson-Pilot Corp. ......................................         376,326
           3,328         Lincoln National Corp. .....................................         157,248
          16,565         Marsh & McLennan Cos., Inc. ................................         751,720
          25,813         MetLife, Inc. ..............................................         925,396
           6,337         MGIC Investment Corp. ......................................         480,725
           5,509         The Progressive Corp. ......................................         469,918
          28,930         Prudential Financial, Inc. .................................       1,344,377
-----------------------------------------------------------------------------------------------------
                                                                                           11,880,630
-----------------------------------------------------------------------------------------------------
                         TOTAL FINANCIALS............................................      37,146,705
-----------------------------------------------------------------------------------------------------
HEALTHCARE -- 8.0%
BIOTECHNOLOGY -- 0.8%
          22,235         Amgen Inc. (a)..............................................       1,213,364
          11,225         Biogen Idec Inc. (a)........................................         709,981
           7,054         Genentech, Inc. (a).........................................         396,435
-----------------------------------------------------------------------------------------------------
                                                                                            2,319,780
-----------------------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT & SUPPLIES -- 1.1%
          19,265         Becton Dickinson & Co. .....................................         997,927
          35,786         Boston Scientific Corp. (a).................................       1,531,641
          15,415         Medtronic, Inc. ............................................         751,019
-----------------------------------------------------------------------------------------------------
                                                                                            3,280,587
-----------------------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 1.8%
          13,237         Aetna, Inc. ................................................       1,125,145
           6,002         AmerisourceBergen Corp. ....................................         358,800
           8,971         Anthem, Inc. (a)............................................         803,443
           2,898         Cardinal Health, Inc. ......................................         203,005
          10,822         Caremark Rx, Inc. (a).......................................         356,477
           6,580         CIGNA Corp. ................................................         452,770
          24,476         UnitedHealth Group Inc. ....................................       1,523,631
           2,473         WellPoint Health Networks, Inc. (a).........................         277,001
-----------------------------------------------------------------------------------------------------
                                                                                            5,100,272
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.3%
          11,954         Abbott Laboratories.........................................    $    487,245
          15,248         Eli Lilly and Co. ..........................................       1,065,988
          11,998         Forest Laboratories, Inc. (a)...............................         679,447
           1,503         Hospira, Inc. (a)...........................................          41,483
          61,206         Johnson & Johnson...........................................       3,409,174
           4,825         Medco Health Solutions, Inc. (a)............................         180,938
          26,069         Merck & Co., Inc. ..........................................       1,238,277
         142,976         Pfizer Inc. ................................................       4,901,217
          15,864         Wyeth.......................................................         573,642
-----------------------------------------------------------------------------------------------------
                                                                                           12,577,411
-----------------------------------------------------------------------------------------------------
                         TOTAL HEALTHCARE............................................      23,278,050
-----------------------------------------------------------------------------------------------------
INDUSTRIALS -- 7.0%
AEROSPACE & DEFENSE -- 0.9%
          10,216         The Boeing Co. .............................................         521,935
           9,171         General Dynamics Corp. .....................................         910,680
          10,625         Lockheed Martin Corp. ......................................         553,350
          13,960         Northrop Grumman Corp. .....................................         749,652
-----------------------------------------------------------------------------------------------------
                                                                                            2,735,617
-----------------------------------------------------------------------------------------------------
AIR FREIGHT & COURIERS -- 0.5%
          19,243         United Parcel Service, Inc., Class B Shares.................       1,446,496
-----------------------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
          12,565         Masco Corp. ................................................         391,777
-----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
           4,600         Avery Dennison Corp. .......................................         294,446
          18,666         Cendant Corp. ..............................................         456,944
           4,415         Fiserv, Inc. (a)............................................         171,699
-----------------------------------------------------------------------------------------------------
                                                                                              923,089
-----------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
           9,729         Cooper Industries, Inc., Class A Shares.....................         578,000
          15,618         Thomas & Betts Corp. (a)....................................         425,278
-----------------------------------------------------------------------------------------------------
                                                                                            1,003,278
-----------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.6%
           2,379         3M Co. .....................................................         214,134
         155,247         General Electric Co. .......................................       5,030,003
          26,062         Honeywell International Inc. ...............................         954,651
          35,733         Tyco International Ltd. ....................................       1,184,191
-----------------------------------------------------------------------------------------------------
                                                                                            7,382,979
-----------------------------------------------------------------------------------------------------
MACHINERY -- 2.1%
          23,980         Danaher Corp. ..............................................       1,243,363
          17,578         Deere & Co. ................................................       1,232,921
          13,499         Dover Corp. ................................................         568,308
           3,470         Eaton Corp. ................................................         224,648
          16,370         Ingersoll-Rand Co. Ltd., Class A Shares.....................       1,118,235

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
MACHINERY -- 2.1% (CONTINUED)
           5,834         ITT Industries, Inc. .......................................    $    484,222
          12,313         PACCAR Inc. ................................................         714,031
          18,712         Pentair, Inc. ..............................................         629,472
-----------------------------------------------------------------------------------------------------
                                                                                            6,215,200
-----------------------------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
           6,069         Norfolk Southern Corp.......................................         160,950
-----------------------------------------------------------------------------------------------------
                         TOTAL INDUSTRIALS...........................................      20,259,386
-----------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 10.0%
COMMUNICATIONS EQUIPMENT -- 2.3%
         132,297         Cisco Systems, Inc. (a).....................................       3,135,439
          29,606         Comverse Technology, Inc. (a)...............................         590,344
          24,096         Corning, Inc. (a)...........................................         314,694
          63,896         Motorola, Inc. .............................................       1,166,102
          12,534         QUALCOMM, Inc. .............................................         914,731
          17,927         Scientific-Atlanta, Inc. ...................................         618,481
-----------------------------------------------------------------------------------------------------
                                                                                            6,739,791
-----------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.0%
          32,738         Dell Inc. (a)...............................................       1,172,675
          13,156         EMC Corp. (a)...............................................         149,978
          41,849         Gateway, Inc. (a)...........................................         188,320
          38,279         Hewlett-Packard Co. ........................................         807,687
          27,797         International Business Machines Corp. ......................       2,450,306
           9,335         NCR Corp. (a)...............................................         462,923
          21,138         NVIDIA Corp. (a)............................................         433,329
-----------------------------------------------------------------------------------------------------
                                                                                            5,665,218
-----------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
          16,515         Jabil Circuit, Inc. (a).....................................         415,848
-----------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.5%
          35,050         Yahoo! Inc. (a).............................................       1,273,366
-----------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.1%
          30,371         Advanced Micro Devices, Inc. (a)............................         482,899
          18,793         Analog Devices, Inc. .......................................         884,774
          97,200         Intel Corp. ................................................       2,682,720
          10,758         KLA-Tencor Corp. (a)........................................         531,230
          36,129         Micron Technology, Inc. (a).................................         553,135
          33,941         Texas Instruments Inc. .....................................         820,693
-----------------------------------------------------------------------------------------------------
                                                                                            5,955,451
-----------------------------------------------------------------------------------------------------
SOFTWARE -- 3.0%
          12,044         Autodesk, Inc. .............................................         515,604
          17,082         BMC Software, Inc. (a)......................................         316,017
          14,865         Electronic Arts Inc. (a)....................................         810,886
         196,683         Microsoft Corp. ............................................       5,617,266

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
SOFTWARE -- 3.0% (CONTINUED)
          80,978         Oracle Corp. (a)............................................    $    966,068
          19,509         VERITAS Software Corp. (a)..................................         540,399
-----------------------------------------------------------------------------------------------------
                                                                                            8,766,240
-----------------------------------------------------------------------------------------------------
                         TOTAL INFORMATION TECHNOLOGY................................      28,815,914
-----------------------------------------------------------------------------------------------------
MATERIALS -- 2.3%
CHEMICALS -- 0.8%
          19,810         The Dow Chemical Co. .......................................         806,267
           7,393         E.I. du Pont de Nemours & Co. ..............................         328,397
          12,710         Ecolab, Inc. ...............................................         402,907
          19,406         Monsanto Co. ...............................................         747,131
-----------------------------------------------------------------------------------------------------
                                                                                            2,284,702
-----------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.6%
           3,858         Ball Corp. .................................................         277,969
          39,788         Pactiv Corp. (a)............................................         992,313
           9,562         Sealed Air Corp. (a)........................................         509,368
-----------------------------------------------------------------------------------------------------
                                                                                            1,779,650
-----------------------------------------------------------------------------------------------------
METALS & MINING -- 0.6%
          37,591         Alcoa Inc. .................................................       1,241,631
           7,010         Newmont Mining Corp. .......................................         271,707
           2,270         Nucor Corp. ................................................         174,245
-----------------------------------------------------------------------------------------------------
                                                                                            1,687,583
-----------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.3%
           6,300         Georgia-Pacific Corp. ......................................         232,974
           8,532         International Paper Co. ....................................         381,380
           3,635         Weyerhaeuser Co. ...........................................         229,441
-----------------------------------------------------------------------------------------------------
                                                                                              843,795
-----------------------------------------------------------------------------------------------------
                         TOTAL MATERIALS.............................................       6,595,730
-----------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.8%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%
          44,893         BellSouth Corp. ............................................       1,177,094
           4,563         CenturyTel, Inc. ...........................................         137,073
          32,863         SBC Communications Inc. ....................................         796,928
          40,269         Sprint Corp., (FON Group)...................................         708,734
          35,196         Verizon Communications Inc. ................................       1,273,743
-----------------------------------------------------------------------------------------------------
                                                                                            4,093,572
-----------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
           9,158         AT&T Wireless Services, Inc. (a)............................         131,143
          41,925         Nextel Communications, Inc., Class A Shares (a).............       1,117,720
-----------------------------------------------------------------------------------------------------
                                                                                            1,248,863
-----------------------------------------------------------------------------------------------------
                         TOTAL TELECOMMUNICATION SERVICES............................       5,342,435
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
UTILITIES -- 1.8%
ELECTRIC UTILITIES -- 1.3%
          22,628         American Electric Power Co., Inc. ..........................    $    724,096
          16,944         Constellation Energy Group, Inc. ...........................         642,178
          16,862         Edison International .......................................         431,161
          20,414         Exelon Corp. ...............................................         679,582
          19,243         FirstEnergy Corp. ..........................................         719,881
           4,809         Public Service Enterprise Group Inc. .......................         192,504
           9,894         The Southern Co. ...........................................         288,410
-----------------------------------------------------------------------------------------------------
                                                                                            3,677,812
-----------------------------------------------------------------------------------------------------
GAS UTILITIES -- 0.5%
          17,770         KeySpan Corp. ..............................................         652,159
          10,895         Kinder Morgan, Inc. ........................................         645,964
           4,433         National Fuel Gas Co. ......................................         110,825
-----------------------------------------------------------------------------------------------------
                                                                                            1,408,948
-----------------------------------------------------------------------------------------------------
                         TOTAL UTILITIES.............................................       5,086,760
-----------------------------------------------------------------------------------------------------
                         TOTAL COMMON STOCK (Cost -- $163,992,929)...................     180,263,435
-----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 3.2%
-----------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.2%
AUTOMOBILES -- 1.3%
          36,000         Ford Motor Co. Capital Trust II, 6.500% Cumulative Trust
                           Preferred Securities......................................       1,971,360
                         General Motors Corp., Sr. Debentures:
          37,000           5.250% Series B...........................................         914,270
          33,000           6.250% Series C...........................................         958,320
-----------------------------------------------------------------------------------------------------
                                                                                            3,843,950
-----------------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.1%
           4,000         Amcor Ltd., 7.250% PRIDES(SM)...............................         212,500
-----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.3%
          21,000         Newell Financial Trust I, 5.250% Cumulative QUIPS(SM).......         934,500
-----------------------------------------------------------------------------------------------------
MEDIA -- 0.5%
          17,000         Tribune Co., 2.000% PHONES(SM)..............................       1,388,900
-----------------------------------------------------------------------------------------------------
                         TOTAL CONSUMER DISCRETIONARY................................       6,379,850
-----------------------------------------------------------------------------------------------------
FINANCIALS -- 0.7%
BANKS -- 0.5%
           3,000         Washington Mutual Capital Trust I, 5.375% Cumulative (b)....         162,151
          25,000         Washington Mutual Inc., 5.375% Cumulative (b)...............       1,346,750
-----------------------------------------------------------------------------------------------------
                                                                                            1,508,901
-----------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
           7,000         Equity Office Properties Trust, 5.250% Cumulative, Series
                           B.........................................................         351,575
           9,000         Reckson Associates Realty Corp., 7.625% Cumulative, Series
                           A.........................................................         234,900
-----------------------------------------------------------------------------------------------------
                                                                                              586,475
-----------------------------------------------------------------------------------------------------
                         TOTAL FINANCIALS............................................       2,095,376
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
UTILITIES -- 0.3%
ELECTRIC UTILITIES -- 0.2%
          10,000         CalEnergy Capital Trust II, 6.250% Trust Preferred
                           Securities................................................    $    495,300
-----------------------------------------------------------------------------------------------------
GAS UTILITIES -- 0.1%
           9,100         El Paso Energy Capital Trust I, 4.750% Trust Preferred
                           Securities................................................         254,345
-----------------------------------------------------------------------------------------------------
                         TOTAL UTILITIES.............................................         749,645
-----------------------------------------------------------------------------------------------------
                         TOTAL CONVERTIBLE PREFERRED STOCK (Cost -- $8,783,368)......       9,224,871
-----------------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                       SECURITY                                  VALUE
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 7.5%
--------------------------------------------------------------------------------------------------
                  U.S. Treasury Notes:
$ 2,080,000         5.875% due 11/15/05.............................................     2,179,045
  2,320,000         3.000% due 2/15/08..............................................     2,288,736
  3,300,000         3.250% due 8/15/08..............................................     3,260,169
    500,000         3.375% due 12/15/08.............................................       493,789
    800,000         3.000% due 2/15/09..............................................       775,438
  6,225,000         5.750% due 8/15/10..............................................     6,789,147
  4,921,000         4.750% due 5/15/14..............................................     4,973,866
  1,082,000       U.S. Treasury Bonds, 5.375% due 2/15/31...........................     1,091,595
--------------------------------------------------------------------------------------------------
                  TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost -- $22,484,013)...........    21,851,785
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.1%
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY NOTES AND BONDS -- 3.4%
                  Federal Home Loan Mortgage Corp. (FHLMC):
    500,000         Medium-Term Notes, 2.900% due 2/27/19 (d).......................       496,430
                    Reference Notes:
  6,000,000           2.125% due 11/15/05...........................................     5,964,216
    500,000           4.875% due 11/15/13...........................................       490,933
  2,100,000           4.500% due 1/15/14............................................     1,999,570
  1,000,000       Federal National Mortgage Association (FNMA),
                    Benchmark Notes, 1.750% due 6/16/06.............................       976,690
--------------------------------------------------------------------------------------------------
                                                                                         9,927,839
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

   FACE
  AMOUNT                                       SECURITY                                  VALUE
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGHS -- 0.7%
                         Federal National Mortgage Association (FNMA):
$     1,807                8.500% due 3/1/05........................................  $      1,857
    618,850                6.000% due 1/1/13........................................       647,072
     61,985                6.500% due 12/1/27.......................................        64,832
    154,679                6.000% due 3/1/28........................................       158,738
     42,253                6.000% due 4/1/28........................................        43,384
    119,672                6.000% due 5/1/28........................................       122,814
    190,672                6.000% due 6/1/28........................................       195,676
    118,302                6.000% due 7/1/28........................................       121,408
    425,736                5.500% due 8/1/28........................................       426,993
    596,909                6.000% due 8/1/28........................................       175,666
                         Government National Mortgage Association (GNMA):
     24,506                9.000% due 11/15/19......................................        27,660
      7,343                9.500% due 1/15/20.......................................         8,307
      9,689                7.500% due 5/15/23.......................................        10,500
--------------------------------------------------------------------------------------------------
                                                                                         2,004,907
--------------------------------------------------------------------------------------------------
                         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                         (Cost -- $11,883,353)......................................    11,932,746
--------------------------------------------------------------------------------------------------
   FACE
  AMOUNT          RATING(c)                            SECURITY                               VALUE
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 12.7%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.8%
AUTOMOBILES -- 0.4%
  1,000,000       A3*        DaimlerChrylser North America Holding Corp., Notes, 8.500%
                               due 1/18/31...............................................     1,152,211
-------------------------------------------------------------------------------------------------------
MEDIA -- 3.4%
  4,000,000       BBB-       Clear Channel Communications, Inc., Sr. Notes, 6.625% due
                               6/15/08...................................................     4,286,744
  2,000,000       BBB        Comcast Cable Communications, Inc., Notes, 8.875% due
                               5/1/17....................................................     2,443,672
    800,000       BBB-       Liberty Media Corp., Sr. Notes, 3.020% due 9/17/06 (d)......       815,024
  2,000,000       BBB+       Time Warner, Inc., Guaranteed Debentures, 7.625% due
                               4/15/31...................................................     2,170,730
-------------------------------------------------------------------------------------------------------
                                                                                              9,716,170
-------------------------------------------------------------------------------------------------------
                  TOTAL CONSUMER DISCRETIONARY...........................................    10,868,381
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 0.4%
FOOD AND DRUG RETAILING -- 0.2%
    420,000       BBB        Albertson's Inc., Sr. Notes, 8.000% due 5/1/31..............       482,582
-------------------------------------------------------------------------------------------------------
TOBACCO -- 0.2%
    700,000       BBB        Altria Group, Inc., Notes, 5.625% due 11/4/08...............       703,716
-------------------------------------------------------------------------------------------------------
                  TOTAL CONSUMER STAPLES.................................................     1,186,298
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

   FACE
  AMOUNT          RATING(c)                            SECURITY                               VALUE
-------------------------------------------------------------------------------------------------------
ENERGY -- 0.4%
OIL AND GAS -- 0.4%
$   300,000       BBB+       Anadarko Finance Co., Sr. Notes, Series B, 6.750% due
                               5/1/11....................................................  $    330,417
    200,000       A-         Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07.........       194,143
    420,000       BBB        Devon Energy Corp., Sr. Debentures, 7.950% due 4/15/32......       486,614
-------------------------------------------------------------------------------------------------------
                             TOTAL ENERGY................................................     1,011,174
-------------------------------------------------------------------------------------------------------
FINANCIALS -- 4.8%
BANKS -- 0.7%
    700,000       AA-        ABN AMRO Bank NV, Sr. Notes, 1.250% due 5/11/07 (d).........       701,300
  1,000,000       A+         Fleet National Bank, Sub. Notes, 5.750% due 1/15/09.........     1,057,188
    300,000       A1*        Huntington National Bank, Sr. Notes, 4.650% due 6/30/09.....       301,126
-------------------------------------------------------------------------------------------------------
                                                                                              2,059,614
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 1.8%
    420,000       Baa2*      Capital One Bank, Notes, 5.000% due 6/15/09.................       421,659
    480,000       A          Countrywide Home Loans, Inc., Medium-Term Notes, Series L,
                               4.000% due 3/22/11........................................       448,342
    300,000       A+         Credit Suisse First Boston (USA), Inc., Notes, 6.125% due
                               11/15/11..................................................       316,226
  1,000,000       BBB-       Ford Motor Credit Co., Global Landmark Securities(TM),
                               7.000% due 10/1/13........................................     1,011,169
  1,000,000       A3*        General Motors Acceptance Corp., Bonds, 8.000% due
                               11/1/31...................................................     1,027,465
    400,000       A1*        Goldman Sachs Capital I, Capital Securities, 6.345% due
                               2/15/34...................................................       376,835
    500,000       A          Lehman Brothers Holdings Inc., Medium-Term Notes, Series G,
                               4.800% due 3/13/14........................................       468,363
    600,000       A+         Merrill Lynch & Co., Inc., Medium-Term Notes, Series B,
                               3.375% due 9/14/07........................................       594,428
    500,000       A+         National Rural Utilities Cooperative Finance, Collateral
                               Trust Bonds, 4.750% due 3/1/14............................       481,150
-------------------------------------------------------------------------------------------------------
                                                                                              5,145,637
-------------------------------------------------------------------------------------------------------
INSURANCE -- 0.6%
  1,000,000       AA+        New York Life Global Funding, Notes, 5.375% due
                               9/15/13 (e)...............................................     1,005,795
    600,000       AA         Principal Life Global Funding I, Bonds, 6.125% due
                               10/15/33 (e)..............................................       590,867
-------------------------------------------------------------------------------------------------------
                                                                                              1,596,662
-------------------------------------------------------------------------------------------------------
REAL ESTATE -- 1.7%
  5,000,000       BBB-       Nationwide Health Properties, Inc., Medium-Term Notes,
                               Series C, 6.900% due 10/1/37..............................     5,069,685
-------------------------------------------------------------------------------------------------------
                             TOTAL FINANCIALS............................................    13,871,598
-------------------------------------------------------------------------------------------------------
HEALTHCARE -- 0.2%
PHARMACEUTICALS -- 0.2%
    500,000       A          Wyeth, Notes, 6.500% due 2/1/34.............................       472,763
-------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 0.3%
AEROSPACE/DEFENSE -- 0.2%
    400,000       BBB        Lockheed Martin Corp., Debentures, 8.500% due 12/1/29.......       503,227
-------------------------------------------------------------------------------------------------------
ROAD AND RAIL -- 0.1%
    420,000       BBB        CSX Corp., Debentures, 7.950% due 5/1/27....................       488,807
-------------------------------------------------------------------------------------------------------
                             TOTAL INDUSTRIALS...........................................       992,034
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

   FACE
  AMOUNT          RATING(c)                            SECURITY                               VALUE
-------------------------------------------------------------------------------------------------------
MATERIALS -- 0.6%
CONSTRUCTION SERVICES -- 0.1%
$   300,000       BBB-       MDC Holdings, Inc., Sr. Notes, 5.500% due 5/15/13...........  $    291,286
-------------------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.1%
    200,000       BBB        Sealed Air Corp., Sr. Notes, 5.625% due 7/15/13 (e).........       197,909
-------------------------------------------------------------------------------------------------------
METALS AND MINING -- 0.2%
    700,000       A-         Alcan Inc., Notes, 6.125% due 12/15/33......................       679,553
-------------------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.2%
    560,000       BBB        International Paper Co., Notes, 5.500% due 1/15/14..........       549,225
-------------------------------------------------------------------------------------------------------
                             TOTAL MATERIALS.............................................     1,717,973
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.1%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
    800,000       BBB+       Deutsche Telekom International Finance BV, Bonds, 8.250% due
                               6/15/05...................................................       841,334
  1,000,000       BBB+       France Telecom S.A., Sr. Notes, 9.500% due 3/1/31...........     1,258,595
    300,000       BBB-       Sprint Capital Corp., Notes, 8.750% due 3/15/32.............       350,586
    900,000       BBB+       Telecom Italia Capital SA, Global Notes, 6.375% due
                               11/15/33 (e)..............................................       871,632
-------------------------------------------------------------------------------------------------------
                             TOTAL TELECOMMUNICATION SERVICES............................     3,322,147
-------------------------------------------------------------------------------------------------------
UTILITIES -- 1.1%
ELECTRIC UTILITIES -- 1.0%
  2,000,000       BB-        PSEG Energy Holdings LLC, Sr. Notes, 8.500% due 6/15/11.....     2,150,000
    700,000       AA+        SP PowerAssets Ltd., Notes, 5.000% due 10/22/13 (e).........       682,835
    200,000       Baa2*      TransAlta Corp., Sr. Notes, 5.750% due 12/15/13.............       198,385
-------------------------------------------------------------------------------------------------------
                                                                                              3,031,220
-------------------------------------------------------------------------------------------------------
GAS UTILITIES -- 0.1%
    300,000       A+         Southern California Gas Co., First Mortgage Bonds, Series
                               II, 4.375% due 1/15/11....................................       293,879
-------------------------------------------------------------------------------------------------------
                             TOTAL UTILITIES.............................................     3,325,099
-------------------------------------------------------------------------------------------------------
                             TOTAL CORPORATE BONDS AND NOTES (Cost -- $34,068,427).......    36,767,467
-------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 6.2%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.1%
AUTO COMPONENTS -- 0.4%
     25,000       BBB        American Axle & Manufacturing Holdings, Inc., Sr. Notes,
                               2.000% due 2/15/24 (e)....................................        23,531
  2,150,000       BBB-       Lear Corp., Sr. Notes, zero coupon due 2/20/22..............     1,101,875
-------------------------------------------------------------------------------------------------------
                                                                                              1,125,406
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 0.4%
    660,000       BBB-       Four Seasons Hotels Inc., Sr. Notes, 1.875% due 7/30/24.....       697,950
  1,050,000       BB+        Royal Caribbean Cruises Ltd., Sr. LYO(TM)Ns, zero coupon due
                               2/2/21....................................................       567,000
-------------------------------------------------------------------------------------------------------
                                                                                              1,264,950
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

   FACE
  AMOUNT          RATING(c)                            SECURITY                               VALUE
-------------------------------------------------------------------------------------------------------
MEDIA -- 1.1%
                             Liberty Media Corp., Sr. Exchangeable Debentures:
$   500,000       BBB-         0.750% due 3/30/23 (e)....................................  $    573,125
    650,000       BBB-         4.000% due 11/15/29.......................................       458,250
    750,000       BBB-         3.500% due 1/15/31........................................       680,625
  1,500,000       BBB+       The Walt Disney Co., Sr. Notes, 2.125% due 4/15/23..........     1,616,250
-------------------------------------------------------------------------------------------------------
                                                                                              3,328,250
-------------------------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 0.6%
                             J.C. Penney Co., Inc., Sub. Notes:
    650,000       BB-          5.000% due 10/15/08 (e)...................................       872,625
    550,000       BB-          5.000% due 10/15/08.......................................       738,375
-------------------------------------------------------------------------------------------------------
                                                                                              1,611,000
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.6%
    200,000       BB+        Best Buy Co., Inc., Sub. Debentures, 2.250% due
                               1/15/22 (e)...............................................       208,250
  1,000,000       BB+        The Gap, Inc., Sr. Notes, 5.750% due 3/15/09................     1,560,000
-------------------------------------------------------------------------------------------------------
                                                                                              1,768,250
-------------------------------------------------------------------------------------------------------
                             TOTAL CONSUMER DISCRETIONARY................................     9,097,856
-------------------------------------------------------------------------------------------------------
ENERGY -- 1.3%
ENERGY EQUIPMENT AND SERVICES -- 1.3%
    175,000       A-         Cooper Cameron Corp., Sr. Debentures, 1.500% due
                               5/15/24 (e)...............................................       174,563
  1,215,000       A          Diamond Offshore Drilling Inc., Sr. Debentures, 1.500% due
                               4/15/31...................................................     1,129,950
                             Global Marine Inc., Debentures:
    300,000       A-           Zero coupon due 6/23/20 (e)...............................       175,125
  1,000,000       A-           Zero coupon due 6/23/20...................................       583,750
    500,000       BBB        Halliburton Co., Sr. Notes, 3.125% due 7/15/23 (e)..........       537,500
    100,000       B          Hanover Compressor Co., Sr. Notes, 4.750% due 3/15/08.......        93,375
    900,000       A+         Schlumberger Ltd., Sr. Notes, 1.500% due 6/1/23.............       957,375
-------------------------------------------------------------------------------------------------------
                             TOTAL ENERGY................................................     3,651,638
-------------------------------------------------------------------------------------------------------
FINANCIALS -- 0.8%
DIVERSIFIED FINANCIALS -- 0.3%
  1,662,000       A+         Merrill Lynch & Co., Inc., LYO(TM)Ns, zero coupon due
                               5/23/31...................................................       916,177
-------------------------------------------------------------------------------------------------------
INSURANCE -- 0.5%
  2,150,000       AAA        American International Group Inc., Sr. Debentures, zero
                               coupon due 11/9/31........................................     1,421,688
-------------------------------------------------------------------------------------------------------
                             TOTAL FINANCIALS............................................     2,337,865
-------------------------------------------------------------------------------------------------------
HEALTHCARE -- 0.5%
HEALTHCARE PROVIDERS AND SERVICES -- 0.4%
                             Health Management Associates, Inc., Sr. Sub. Notes:
    200,000       BBB+         1.500% due 8/1/23.........................................       210,750
    800,000       BBB+         1.500% due 8/1/23 (e).....................................       843,000
-------------------------------------------------------------------------------------------------------
                                                                                              1,053,750
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

   FACE
  AMOUNT          RATING(c)                            SECURITY                               VALUE
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
$   250,000       A          Allergan, Inc., Sr. Notes, zero coupon due 11/6/22 (e)......  $    266,250
    140,000       BBB-       Watson Pharmaceuticals, Inc., Sr. Debentures, 1.750% due
                               3/15/23 (e)...............................................       132,825
-------------------------------------------------------------------------------------------------------
                                                                                                399,075
-------------------------------------------------------------------------------------------------------
                             TOTAL HEALTHCARE............................................     1,452,825
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.4%
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.1%
    440,000       BBB-       Arrow Electronics, Inc., Sr. Debentures, zero coupon due
                               2/21/21...................................................       235,400
-------------------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES -- 0.3%
    955,000       BBB-       Electronic Data Systems Corp., Sr. Notes, 3.875% due
                               7/15/23...................................................       921,575
-------------------------------------------------------------------------------------------------------
                             TOTAL INFORMATION TECHNOLOGY................................     1,156,975
-------------------------------------------------------------------------------------------------------
MATERIALS -- 0.0%
METALS AND MINING -- 0.0%
     50,000       BBB+       Placer Dome Inc., Sr. Notes, 2.750% due 10/15/23 (a)........        56,750
-------------------------------------------------------------------------------------------------------
UTILITIES -- 0.1%
ELECTRIC UTILITIES -- 0.1%
    250,000       BBB        PPL Energy Supply LLC, Sr. Notes, 2.625% due 5/15/23 (e)....       258,750
-------------------------------------------------------------------------------------------------------
                             TOTAL CONVERTIBLE CORPORATE BONDS (Cost -- $16,314,435).....    18,012,659
-------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT -- 0.2%
-------------------------------------------------------------------------------------------------------
CANADA -- 0.2%
    500,000       AAA        Canada Mortgage and Housing Corp., Notes, 3.375% due 12/1/08
                             (Cost -- $498,817)..........................................       491,506
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.1%
    500,000       AAA        Chase Funding Mortgage Loan, Series 2002-2, Class 1A5,
                               5.833% due 4/25/32........................................       520,556
    337,585       AAA        Delta Funding Mortgage Corp., Series 1987-1, 9.250% due
                               1/2/07....................................................       239,685
  5,000,000       AAA        PP&L Transition Bond Co. LLC, Series 1999-1, Class A7,
                               7.050% due 6/25/09........................................     5,419,846
-------------------------------------------------------------------------------------------------------
                             TOTAL ASSET-BACKED SECURITIES (Cost -- $5,859,484)..........     6,180,087
-------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%
                             Bank of America Commercial Mortgage Inc.:
    500,000       AAA          Series 2004-2, Class A5, 4.580% due 11/10/38..............       472,653
    400,000       AAA          Series 2004-3, Class A4, 5.176% due 6/10/39...............       402,001
    500,000       AAA        CS First Boston Mortgage Securities Corp., Series 2003-C5,
                               Class A4, 4.900% due 12/15/36.............................       485,540
                             LB-UBS Commercial Mortgage Trust:
  2,000,000       AAA          Series 2003-C3, Class A2, 3.086% due 5/15/27..............     1,923,624
  1,000,000       AAA          Series 2004-C2, Class A4, 4.367% due 3/15/36..............       930,173
-------------------------------------------------------------------------------------------------------
                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                             (Cost -- $4,336,046)........................................     4,213,991
-------------------------------------------------------------------------------------------------------
                             SUB-TOTAL INVESTMENTS (Cost -- $268,220,872)................   288,938,547
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              MANAGED ASSETS TRUST

   FACE
  AMOUNT                                       SECURITY                                  VALUE
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.3%
--------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 0.3%
$   721,000             U.S. Treasury Bills, due 8/26/04 (Cost -- $719,693).........  $    719,693
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.0%
     74,000             State Street Bank and Trust Co. dated 6/30/04, 1.150% due
                          7/1/04; Proceeds at maturity -- $74,002; (Fully
                          collateralized by U.S. Treasury Bonds, 8.125% due 8/15/19;
                          Market value -- $79,990) (Cost -- $74,000)................        74,000
--------------------------------------------------------------------------------------------------
                        TOTAL SHORT-TERM INVESTMENTS (Cost -- $793,693).............       793,693
--------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0% (Cost -- $269,014,565**)........  $289,732,240
--------------------------------------------------------------------------------------------------

(a)  Non-income producing security.
(b)  Security is issued with attached warrants.
(c) All ratings are by Standard & Poor's Ratings Service, except for those that are identified by an asterisk (*), which are rated by Moody's Investors Service.
(d)  Variable rate security.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     Abbreviations used in this schedule:

     HIGH         --   Remarketable Term Income Deferrable Equity
     TIDES(SM)         Securities(SM) -- Service Mark of CS First Boston Corp.
     LYO(TM)Ns    --   Liquid Yield Option(TM) Notes -- Trademark of Merrill Lynch
                       & Co., Inc.
     PHONES(SM)   --   Participation Hybrid Option Note Exchangeable
                       Securities(SM) -- Service Mark of Merrill Lynch & Co., Inc.
     PIERS(SM)    --   Preferred Income Equity Redeemable Securities(SM) -- Service
                       Mark of Merrill Lynch & Co., Inc.
     PRIDES(SM)   --   Perpetual Redeemable Income Debt, Exchangeable for
                       Stock(SM) -- Service Mark of Merrill Lynch & Co., Inc.
     QUIPS(SM)    --   Quarterly Income Preferred Securities(SM) -- Service Mark of
                       Goldman Sachs & Co.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 80.9%
--------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.1%
$    75,000   B          Argo-Tech Corp., Sr. Notes, 9.250% due 6/1/11 (b)...........  $    77,625
    475,000   B-         BE Aerospace, Inc., Sr. Sub. Notes, Series B, 8.875% due
                           5/1/11....................................................      444,125
    500,000   CCC+       Hexcel Corp., Sr. Sub. Notes, 9.750% due 1/15/09............      526,875
--------------------------------------------------------------------------------------------------
                                                                                         1,048,625
--------------------------------------------------------------------------------------------------
AIRLINES -- 0.5%
  1,150,000   CCC        Delta Air Lines, Inc., Notes, 8.300% due 12/15/29...........      483,000
--------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 3.6%
                         Collins & Aikman Products Co., Sr. Sub. Notes:
    500,000   B-           11.500% due 4/15/06.......................................      495,000
    500,000   B-           10.750% due 12/31/11......................................      505,000
    325,000   B          Intermet Corp., Sr. Notes, 9.750% due 6/15/09...............      294,125
  1,150,000   B          Metaldyne Corp., Sr. Sub. Notes, 11.000% due 6/15/12........      983,250
    575,000   B-         RJ Tower Corp., Sr. Notes, 12.000% due 6/1/13...............      553,438
    500,000   B-         Tenneco Automotive Inc., Sr. Notes, 11.625% due 10/15/09....      540,000
--------------------------------------------------------------------------------------------------
                                                                                         3,370,813
--------------------------------------------------------------------------------------------------
BROADCASTING -- 0.5%
    200,000   BBB-       Chancellor Media Corp., Sr. Notes, 8.000% due 11/1/08.......      227,269
    250,000   CCC        Granite Broadcasting Corp., Sr. Secured Notes, 9.750% due
                           12/1/10 (b)...............................................      233,750
--------------------------------------------------------------------------------------------------
                                                                                           461,019
--------------------------------------------------------------------------------------------------
BUILDING/CONSTRUCTION -- 1.6%
                         Armstrong World Industries, Inc., Sr. Notes:
    475,000   NR           6.500% due 8/15/05 (c)....................................      292,125
    175,000   NR           7.450% due 5/15/29 (c)....................................      106,313
                         KB Home:
    425,000   BB+          Sr. Notes, 6.375% due 8/15/11 (b).........................      422,875
                           Sr. Sub. Notes:
    125,000   BB-             8.625% due 12/15/08....................................      135,000
    325,000   BB-             9.500% due 2/15/11.....................................      359,938
    225,000   B          William Lyon Homes, Inc., Sr. Notes, 10.750% due 4/1/13.....      249,750
--------------------------------------------------------------------------------------------------
                                                                                         1,566,001
--------------------------------------------------------------------------------------------------
BUSINESS SERVICES -- 0.7%
    525,000   B+         Danka Business Systems PLC, Sr. Notes, 11.000% due
                           6/15/10...................................................      548,625
    125,000   B-         Vertis, Inc., Sr. Notes, Series B, 10.875% due 6/15/09......      135,000
--------------------------------------------------------------------------------------------------
                                                                                           683,625
--------------------------------------------------------------------------------------------------
CABLE -- 7.9%
                         Adelphia Communications Corp., Sr. Notes:
    875,000   NR           10.250% due 6/15/11 (c)...................................      901,250
                           Series B:
    725,000   NR              8.375% due 2/1/08 (c)..................................      712,313
    250,000   NR              8.125% due 12/31/49 (c)................................      243,750
  1,200,000   CCC-       CCO Holdings, LLC/CCO Holdings Capital Corp., Sr. Notes,
                           8.750% due 11/15/13 (b)...................................       72,188

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
CABLE -- 7.9% (CONTINUED)
                         Charter Communications Holdings, LLC/Charter Communications
                           Holdings Capital Corp:
                              Sr. Discount Notes:
$   550,000   CCC-              Step bond to yield 9.920% due 4/1/11.................  $   437,250
  1,250,000   CCC-              Step bond to yield 18.487% due 5/15/11...............      815,625
    100,000   B-              Sr. Notes, 8.375% due 4/30/14 (b)......................       97,250
  1,200,000   BB-        CSC Holdings Inc., Sr. Notes, Series B, 7.625% due 4/1/11...    1,209,000
    100,000   NR         Frontiervision Holdings LP, Sr. Discount Notes, 11.875% due
                           9/15/07 (c)...............................................      124,500
    725,000   B+         Insight Midwest, L.P./Insight Capital, Inc., Sr. Notes,
                           9.750% due 10/1/09........................................      768,500
    125,000   B          Kabel Deutschland GmbH, Sr. Notes, 10.625% due 7/1/14 (b)...      129,062
  1,350,000   B+         Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due
                           1/15/13...................................................    1,309,500
    375,000   BB+        Shaw Communications Inc., Sr. Notes, 7.250% due 4/6/11......      391,020
    175,000   B-         Telenet Communications NV, Sr. Notes, 9.000% due 12/15/13
                           (b).......................................................      214,233
--------------------------------------------------------------------------------------------------
                                                                                         7,425,441
--------------------------------------------------------------------------------------------------
CHEMICALS -- 7.4%
    325,000   BBB-       Georgia Gulf Corp., Notes, 7.625% due 11/15/05..............      342,875
    475,000   CCC+       Huntsman ICI Chemicals LLC, Sr. Sub. Notes, 10.125% due
                           7/1/09....................................................      486,875
    450,000   B-         Huntsman International LLC, Sr. Notes, 9.875% due 3/1/09....      488,250
                         Lyondell Chemical Co.:
    450,000   B+           Sr. Notes, Series B, 9.875% due 5/1/07....................      472,500
    825,000   B-           Sr. Sub. Notes, 10.875% due 5/1/09........................      866,250
  1,500,000   BB-        Millennium America Inc., Sr. Notes, 7.000% due 11/15/06.....    1,548,750
                         Nalco Co.:
     75,000   B-           Sr. Notes, 7.750% due 11/15/11 (b)........................       78,937
    125,000   B-           Sr. Sub. Notes, 8.875% due 11/15/13 (b)...................      131,563
    125,000   BB+        NOVA Chemicals Corp., Sr. Notes, 6.500% due 1/15/12.........      123,750
                         PolyOne Corp., Sr. Notes:
    200,000   B+           10.625% due 5/15/10.......................................      213,000
     50,000   B+           8.875% due 5/1/12.........................................       49,500
                         Resolution Performance Products LLC/RPP Capital Corp.:
    225,000   B+           Sr. Secured Notes, 8.000% due 12/15/09....................      234,563
    400,000   B-           Sr. Second Secured Notes, 9.500% due 4/15/10..............      414,000
                         Rhodia SA:
    750,000   CCC+         Sr. Notes, 7.625% due 6/1/10 (b)..........................      682,500
    425,000   CCC+         Sr. Sub. Notes, 8.875% due 6/1/11 (b).....................      361,250
    475,000   BBB-       Union Carbide Corp., Debentures, 6.790% due 6/1/25..........      482,125
--------------------------------------------------------------------------------------------------
                                                                                         6,976,688
--------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS & SERVICES -- 2.0%
     50,000   B+         Adesa, Inc., Sr. Sub. Notes, 7.625% due 6/15/12.............       50,688
    675,000   NR         Alderwoods Group, Inc., Sr. Notes, 12.250% due 1/2/09.......      749,250
    450,000   CCC-       Home Products International, Inc., Sr. Sub. Notes,
                           9.625% due 5/15/08........................................      369,000
    525,000   CCC+       Playtex Products, Inc., Sr. Sub. Notes, 9.375% due 6/1/11...      513,187
    225,000   B-         Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14
                           (b).......................................................      227,250
--------------------------------------------------------------------------------------------------
                                                                                         1,909,375
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
ENERGY -- 3.6%
$   150,000   CCC+       Belden & Blake Corp., Sr. Sub. Notes, Series B,
                           9.875% due 6/15/07........................................  $   154,125
    650,000   B          El Paso Production Holding Co., Sr. Notes, 7.750% due
                           6/1/13....................................................      599,625
     50,000   B          Encore Acquisition Co., Sr. Sub. Notes, 6.250% due 4/15/14
                           (b).......................................................       47,250
     50,000   BB-        Evergreen Resources, Inc., Sr. Sub. Notes, 5.875% due
                           3/15/12 (b)...............................................       50,750
    150,000   BB-        Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11............      161,625
    300,000   B          Key Energy Services, Inc., Sr. Notes, Series C, 8.375% due
                           3/1/08....................................................      312,000
    325,000   BB         Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due
                           4/15/11...................................................      357,500
                         Pride International, Inc., Sr. Notes:
    150,000   BB-          10.000% due 6/1/09........................................      159,000
    125,000   BB-          7.375% due 7/15/14 (b)....................................      126,875
    225,000   B-         Seitel, Inc., Sr. Notes, 11.750% due 7/15/11 (b)............      226,125
                         Tesoro Petroleum Corp.:
    125,000   BB           Sr. Secured Notes, Series B, 8.000% due 4/15/08...........      134,375
    225,000   B            Sr. Sub. Notes, 9.625% due 4/1/12.........................      253,687
    775,000   BB-        USEC Inc., Sr. Notes, 6.625% due 1/20/06....................      771,125
--------------------------------------------------------------------------------------------------
                                                                                         3,354,062
--------------------------------------------------------------------------------------------------
EQUIPMENT RENTAL -- 1.2%
    150,000   BB-        NationsRent, Inc., Sr. Secured Notes, 9.500% due 10/15/10
                           (b).......................................................      160,500
                         Williams Scotsman, Inc.:
    850,000   B-           Sr. Notes, 9.875% due 6/1/07..............................      847,875
     75,000   B+           Sr. Secured Notes, 10.000% due 8/15/08....................       82,125
--------------------------------------------------------------------------------------------------
                                                                                         1,090,500
--------------------------------------------------------------------------------------------------
FABRICATED GLASS, PLASTIC & FIBER -- 2.4%
                         Crown Cork & Seal Co. Inc.:
    850,000   B            Debentures, 7.375% due 12/15/26...........................      709,750
     75,000   B            Notes, 7.000% due 12/15/06................................       76,500
    150,000   B          Crown European Holdings SA, Third Priority Sr. Secured
                           Notes, 10.875% due 3/1/13.................................      171,750
    350,000   B          Jefferson Smurfit Corp., Notes, 8.250% due 10/1/12..........      365,750
                         Owens-Brockway Glass Container, Inc., Sr. Secured Notes:
    575,000   BB-          8.875% due 2/15/09........................................      623,875
    300,000   BB-          7.750% due 5/15/11........................................      313,500
--------------------------------------------------------------------------------------------------
                                                                                         2,261,125
--------------------------------------------------------------------------------------------------
FINANCE -- 0.6%
    550,000   B-         BCP Caylux Holdings, Luxembourg SCA, Sr. Sub. Notes,
                           9.625% due 6/15/14 (b)....................................      572,688
--------------------------------------------------------------------------------------------------
FOOD/BEVERAGE/TOBACCO -- 0.3%
     50,000   B          Land O'Lakes Inc., Sr. Secured Notes, 9.000% due 12/15/10
                           (b).......................................................       52,312
     50,000   B+         Swift & Co., Sr. Notes, 10.125% due 10/1/09.................       53,625
    150,000   B+         The Wornick Co., Sr. Second Secured Notes, 10.875% due
                           7/15/11 (b)...............................................      154,125
--------------------------------------------------------------------------------------------------
                                                                                           260,062
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
FREIGHT/CONTAINERS/SHIPPING -- 1.1%
$   200,000   NR         Atlas Air, Inc., Sr. Notes, 10.750% due 8/1/05 (c)..........  $    95,000
    200,000   B          CHC Helicopter Corp., Sr. Sub. Notes, 7.375% due 5/1/14
                           (b).......................................................      197,500
    450,000   CCC-       Evergreen International Aviation, Inc., Sr. Second Secured
                           Notes, 12.000% due 5/15/10................................      281,250
    475,000   B2*        TFM, S.A. de C.V., Sr. Notes, 12.500% due 6/15/12...........      508,250
--------------------------------------------------------------------------------------------------
                                                                                         1,082,000
--------------------------------------------------------------------------------------------------
GAMING -- 4.8%
                         Aztar Corp., Sr. Sub. Notes:
    675,000   B+           8.875% due 5/15/07........................................      700,852
    275,000   B+           7.875% due 6/15/14 (b)....................................      279,125
    175,000   B+         Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14 (b)...      165,813
    275,000   BB+        Harrah's Operating Co., Inc., Sr. Sub. Notes, 7.875% due
                           12/15/05..................................................      291,156
    275,000   B          Isle of Capri Casinos, Inc., Sr. Sub. Notes, 7.000% due
                           3/1/14 (b)................................................      256,437
    475,000   BB-        MGM Mirage Inc., Notes, 8.375% due 2/1/11...................      498,750
                         Park Place Entertainment Corp., Sr. Sub. Notes:
    325,000   BB-          7.875% due 12/15/05.......................................      342,469
    800,000   BB-          7.875% due 3/15/10........................................      848,000
     52,000   CCC+       Pinnacle Entertainment, Inc., Sr. Sub. Notes, Series B,
                           9.250% due 2/15/07........................................       53,560
    525,000   B          Resorts International Hotel and Casino, Inc., First Mortgage
                           Notes, 11.500% due 3/15/09................................      595,875
                         Station Casinos, Inc.:
    200,000   BB-          Sr. Notes, 6.000% due 4/1/12..............................      194,500
     50,000   B+           Sr. Sub. Notes, 6.500% due 2/1/14.........................       48,375
    200,000   B          Sun International Hotels Ltd., Sr. Sub. Notes, 8.875% due
                           8/15/11...................................................      214,500
--------------------------------------------------------------------------------------------------
                                                                                         4,489,412
--------------------------------------------------------------------------------------------------
HEALTHCARE -- 3.2%
    375,000   B-         Alliance Imaging Inc., Sr. Sub. Notes, 10.375% due
                           4/15/11...................................................      394,687
    650,000   NR         HEALTHSOUTH Corp., Sr. Notes, 7.625% due 6/1/12.............      615,875
    525,000   B          Radiologix, Inc., Notes, Series B, 10.500% due 12/15/08.....      553,875
                         Tenet Healthcare Corp., Sr. Notes:
    150,000   BB-          7.375% due 2/1/13.........................................      136,500
  1,675,000   BB-          6.875% due 11/15/31.......................................    1,323,250
--------------------------------------------------------------------------------------------------
                                                                                         3,024,187
--------------------------------------------------------------------------------------------------
INDUSTRIAL PRODUCTS -- 3.1%
    100,000   CCC+       Ames True Temper Inc., Sr. Sub. Notes, 10.000% due 7/15/12
                           (b).......................................................      100,750
    550,000   CCC-       BGF Industries, Inc., Sr. Sub. Notes, Series B, 10.250% due
                           1/15/09...................................................      511,500
    375,000   BB-        Case New Holland, Inc., Sr. Notes, 9.250% due 8/1/11 (b)....      395,625
                         Foamex L.P., Sr. Sub. Notes:
    250,000   CCC+         13.500% due 8/15/05.......................................      251,250
    400,000   CCC+         9.875% due 6/15/07........................................      342,000
  1,025,000   B-         The Goodyear Tire & Rubber Co., Notes, 7.857% due 8/15/11...      940,437
    275,000   B-         MAAX Corp., Sr. Sub. Notes, 9.750% due 6/15/12 (b)..........      284,625
     50,000   BB-        Trinity Industries, Inc., Sr. Notes, 6.500% due 3/15/14
                           (b).......................................................       46,000
    100,000   B+         Wolverine Tube, Inc., Sr. Notes, Series B, 10.500% due
                           4/1/09....................................................      110,000
--------------------------------------------------------------------------------------------------
                                                                                         2,982,187
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
LODGING AND LEISURE -- 5.6%
                         Felcor Lodging LP, Sr. Notes:
$   185,000   B-           10.000% due 9/15/08.......................................  $   196,100
    200,000   B-           9.000% due 6/1/11.........................................      207,500
    334,000   B+         HMH Properties, Inc., Sr. Notes, Series B, 7.875% due
                           8/1/08....................................................      344,020
    650,000   BB+        ITT Corp., Notes, 6.750% due 11/15/05.......................      672,750
     50,000   BB         K2 Inc., Sr. Notes, 7.375% due 7/1/14 (b)...................       51,125
                         MeriStar Hospitality Corp., Sr. Notes:
    125,000   CCC+         9.000% due 1/15/08........................................      126,875
    725,000   CCC+         9.125% due 1/15/11........................................      735,875
  1,625,000   BB+        Royal Caribbean Cruises Ltd., Sr. Debentures, 7.500% due
                           10/15/27..................................................    1,527,500
  1,350,000   B-         Six Flags Inc., Sr. Notes, 9.750% due 4/15/13...............    1,363,500
    100,000   B+         Steinway Musical Instruments, Inc., Sr. Notes, 8.750% due
                           4/15/11...................................................      108,500
--------------------------------------------------------------------------------------------------
                                                                                         5,333,745
--------------------------------------------------------------------------------------------------
METAL/MINING -- 2.4%
  1,525,000   B+         AK Steel Corp., Sr. Notes, 7.750% due 6/15/12...............    1,383,937
    300,000   BB         IPSCO Inc., Sr. Notes, 8.750% due 6/1/13....................      336,000
    504,000   BB-        U.S. Steel LLC, Sr. Notes, 10.750% due 8/1/08...............      578,340
--------------------------------------------------------------------------------------------------
                                                                                         2,298,277
--------------------------------------------------------------------------------------------------
MOTION PICTURES -- 1.0%
                         AMC Entertainment Inc., Sr. Sub. Notes:
    360,000   CCC+         9.500% due 2/1/11.........................................      376,200
    375,000   CCC+         8.000% due 3/1/14 (b).....................................      360,000
    325,000   B-         Cinemark, Inc., Sr. Discount Notes, step bond to yield
                           9.743% due 3/15/14 (b)....................................      213,687
--------------------------------------------------------------------------------------------------
                                                                                           949,887
--------------------------------------------------------------------------------------------------
PAPER/FORESTRY PRODUCTS -- 3.4%
    425,000   D          Doman Industries Ltd., Sr. Notes, 12.000% due 7/1/04 (c)....      422,875
    750,000   BB+        Fort James Corp., Sr. Notes, 6.875% due 9/15/07.............      791,250
    300,000   BB+        Georgia-Pacific Corp., Sr. Notes, 9.375% due 2/1/13.........      345,000
     75,000   BB         Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14 (b)...       72,938
  1,600,000   BB-        Tembec Inc., Sr. Notes, 7.750% due 3/15/12..................    1,552,000
--------------------------------------------------------------------------------------------------
                                                                                         3,184,063
--------------------------------------------------------------------------------------------------
PRINTING/PUBLISHING -- 2.5%
    275,000   B          American Color Graphics, Inc., Sr. Second Secured Notes,
                           10.000% due 6/15/10.......................................      246,812
                         Dex Media, Inc.:
    575,000   B            Discount Notes, step bond to yield 8.560% due 11/15/13
                           (b).......................................................      373,750
    125,000   B            Notes, 8.000% due 11/15/13 (b)............................      120,625
    700,000   BB-        Houghton Mifflin Co., Notes, 7.200% due 3/15/11.............      738,500
    900,000   B          Primedia, Inc., Sr. Notes, 8.875% due 5/15/11                     895,500
--------------------------------------------------------------------------------------------------
                                                                                         2,375,187
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
RETAIL -- 1.5%
$   380,000   BB+        J.C. Penney Co., Inc., Debentures, 8.125% due 4/1/27........  $   416,100
    250,000   B-         The Pantry, Inc., Sr. Sub. Notes, 7.750% due 2/15/14........      245,000
    700,000   BB         Saks Inc., Notes, 7.500% due 12/1/10........................      731,500
--------------------------------------------------------------------------------------------------
                                                                                         1,392,600
--------------------------------------------------------------------------------------------------
SUPERMARKETS & DISTRIBUTORS -- 2.0%
    425,000   BB+        Delhaize America, Inc., Debentures, 9.000% due 4/15/31......      469,419
    750,000   B          The Great Atlantic & Pacific Tea Co., Inc., Sr. Notes,
                           9.125% due 12/15/11.......................................      641,250
    375,000   B          Roundy's, Inc., Sr. Sub. Notes, Series B, 8.875% due
                           6/15/12...................................................      399,375
    350,000   BB-        Stater Bros. Holdings Inc., Sr. Notes, 8.125% due 6/15/12
                           (b).......................................................      353,062
--------------------------------------------------------------------------------------------------
                                                                                         1,863,106
--------------------------------------------------------------------------------------------------
TECHNOLOGY -- 1.7%
     50,000   B1*        Amkor Technology, Inc., Sr. Notes, 9.250% due 2/15/08.......       52,500
  1,325,000   B          Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29...    1,030,188
    100,000   B+         Solectron Corp., Sr. Notes, 9.625% due 2/15/09..............      110,250
    175,000   BBB-       Thomas & Betts Corp., Sr. Notes, 7.250% due 6/1/13..........      186,238
    225,000   BB+        Unisys Corp., Sr. Notes, 8.125% due 6/1/06..................      240,187
--------------------------------------------------------------------------------------------------
                                                                                         1,619,363
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 6.3%
    499,000   CCC        Alamosa (Delaware), Inc., Sr. Discount Notes, step bond to
                           yield 11.482% due 7/31/09.................................      484,030
     50,000   CCC        American Tower Corp., Notes, 9.375% due 2/1/09..............       53,625
    300,000   B3*        American Tower Escrow Corp., Discount Notes, zero coupon
                           bond to yield 10.240% due 8/1/08..........................      220,500
    141,314   Caa1*      Calpoint Receivables Structured Trust 2001, Notes,
                           7.440% due 12/10/06 (b)...................................      142,374
    700,000   CCC        Centennial Communications Corp./Centennial Cellular
                           Operating Co. LLC, Sr. Notes, 10.125% due 6/15/13.........      726,250
    375,000   B-         Cincinnati Bell Inc., Sr. Sub. Notes, 8.375% due 1/15/14....      335,625
                         Dobson Communications Corp., Sr. Notes:
    325,000   CCC+         10.875% due 7/1/10........................................      281,125
    700,000   CCC+         8.875% due 10/1/13........................................      535,500
     75,000   NR         Horizon PCS, Inc., Sr. Discount Notes, step bond to yield
                           30.460% due 10/1/10 (c)...................................       26,250
                         MCI, Inc., Sr. Notes:
     76,000   NR           5.908% due 5/1/07.........................................       73,910
     76,000   NR           6.688% due 5/1/09.........................................       70,490
     65,000   NR           7.735% due 5/1/14.........................................       58,338
                         Nextel Communications, Inc., Sr. Serial Redeemable Notes:
     50,000   BB           9.375% due 11/15/09.......................................       53,687
    125,000   BB           5.950% due 3/15/14........................................      115,625
    925,000   BB-        Qwest Corp., Notes, 7.200% due 11/1/04......................      936,562

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 6.3% (CONTINUED)
                         Rural Cellular Corp.:
$   100,000   B-           Sr. Secured Notes, 8.250% due 3/15/12 (b).................  $   102,750
    750,000   CCC          Sr. Sub. Notes, 9.750% due 1/15/10........................      684,375
    550,000   B-         Syniverse Technologies Inc., Notes, Series B
                           12.750% due 2/1/09........................................      594,000
    550,000   B-         Triton PCS, Inc., Sr. Sub. Notes, 8.750% due 11/15/11.......      456,500
--------------------------------------------------------------------------------------------------
                                                                                         5,951,516
--------------------------------------------------------------------------------------------------
TEXTILES/APPAREL -- 0.9%
    850,000   CCC        Levi Strauss & Co., Sr. Notes, 12.250% due 12/15/12.........      841,500
--------------------------------------------------------------------------------------------------
UTILITIES -- 8.0%
                         Allegheny Energy Supply Co. LLC, Secured Bonds:
    158,293   B            Series A, 10.250% due 11/15/07 (b)........................      171,352
     16,706   B            Series B, 13.000% due 11/15/07 (b)........................       17,124
    600,000   B          Calpine Corp., Sr. Secured Notes, 8.750% due 7/15/13 (b)....      495,000
    375,000   B+         Calpine Generating Co., LLC, First Priority Secured Notes,
                           5.000% due 4/1/09 (b)(d)..................................      375,937
    100,000   BBB-       Consumers Energy Co., First Mortgage Bonds, 7.375% due
                           9/15/23...................................................      101,964
    325,000   B-         Dynegy Holdings Inc., Sr. Secured Notes, 10.125% due 7/15/13
                           (b).......................................................      353,438
    270,930   CCC+       El Paso CGP Co., Sr. Debentures, 6.700% due 2/15/27.........      255,352
  1,100,000   CCC+       NGC Corp., Sr. Debentures, 7.125% due 5/15/18...............      863,500
                         Northwestern Corp., Notes:
    575,000   D            7.875% due 3/15/07 (c)....................................      481,563
    250,000   D            8.750% due 3/15/12 (c)....................................      209,375
                         Reliant Resources, Inc., Sr. Secured Notes:
    150,000   B            9.250% due 7/15/10........................................      160,875
    425,000   B            9.500% due 7/15/13........................................      460,062
    275,000   CCC+       Sonat Inc., Notes, 6.625% due 2/1/08........................      259,187
  1,525,000   B-         Southern Natural Gas Co., Notes, 7.350% due 2/15/31.........    1,372,500
    375,000   B+         Transcontinental Gas Pipe Line Corp., Sr. Notes, Series B,
                           8.875% due 7/15/12........................................      425,625
                         The Williams Cos., Inc., Notes:
    650,000   B+           6.625% due 11/15/04.......................................      659,750
    850,000   B+           7.125% due 9/1/11.........................................      867,000
--------------------------------------------------------------------------------------------------
                                                                                         7,529,604
--------------------------------------------------------------------------------------------------
                         TOTAL CORPORATE BONDS AND NOTES (Cost -- $72,778,882).......   76,379,658
--------------------------------------------------------------------------------------------------
  SHARES                                           SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCK(E) -- 0.4%
--------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 0.1%
      4,812              Hayes Lemmerz International, Inc. ..........................       72,661
--------------------------------------------------------------------------------------------------
CABLE -- 0.0%
      1,057              Classic Holdco LLC..........................................       34,500
--------------------------------------------------------------------------------------------------
MANUFACTURING -- 0.0%
        303              AGY Holding Corp. ..........................................       17,862
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             HIGH YIELD BOND TRUST

  SHARES                                           SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.3%
     25,745              Dobson Communications Corp., Class A shares.................       83,929
      9,809              MCI Inc. ...................................................      141,544
--------------------------------------------------------------------------------------------------
                                                                                           225,473
--------------------------------------------------------------------------------------------------
                         TOTAL COMMON STOCK (Cost -- $973,553).......................      350,496
--------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.6%
--------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 0.0%
         40              Hayes Lemmerz International Operating Co.,
                           8.000% Cumulative Exchangeable, Series A..................        2,837
--------------------------------------------------------------------------------------------------
BROADCASTING -- 0.4%
        350              Granite Broadcasting Corp., 12.750% Cumulative
                           Exchangeable..............................................      198,625
      2,100              Paxson Communications Corp., 14.250% Cumulative Jr.
                           Exchangeable..............................................      184,537
--------------------------------------------------------------------------------------------------
                                                                                           383,162
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.2%
        284              Alamosa Holdings Inc., 7.500% Cumulative Exchangeable,
                           Series B..................................................      164,826
        400              Dobson Communications Corp., 6.000% Cumulative Exchangeable,
                           Series F (b)..............................................       39,018
--------------------------------------------------------------------------------------------------
                                                                                           203,844
--------------------------------------------------------------------------------------------------
                         TOTAL PREFERRED STOCK (Cost -- $602,720)....................      589,843
--------------------------------------------------------------------------------------------------
 WARRANTS                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
WARRANTS (e) -- 0.0%
--------------------------------------------------------------------------------------------------
TECHNOLOGY -- 0.0%
      9,411              Viasystems Group, Inc., Expire 1/31/10......................            0
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
        275              Horizon PCS Inc., Expire 10/1/10 (b)........................            0
--------------------------------------------------------------------------------------------------
                         TOTAL WARRANTS (Cost -- $147,600)...........................            0
--------------------------------------------------------------------------------------------------
                         SUB-TOTAL INVESTMENTS (Cost -- $74,502,755).................   77,319,997
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT                                           SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 18.1%
$17,120,000              State Street Bank and Trust Co. dated 6/30/04, 1.150% due
                           7/1/04; Proceeds at maturity -- $17,120,547; (Fully
                           collateralized by U.S. Treasury Bonds, 8.750% due 5/15/17;
                           Market value -- $17,462,400)
                           (Cost -- $17,120,000).....................................  $17,120,000
--------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100.0% (Cost -- $91,622,755**).........  $94,439,997
--------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those that are identified by an asterisk (*), which are rated by Moody's Investors Service.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
(c) Security is currently in default.
(d) Variable rate security.
(e) Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 33 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                           CAPITAL APPRECIATION FUND

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 97.6%
----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 20.3%
HOTELS, RESTAURANTS & LEISURE -- 0.4%
     91,990   Outback Steakhouse, Inc. ...................................  $  3,804,706
----------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 7.1%
    425,500   Amazon.com, Inc.+...........................................    23,147,200
    497,700   eBay Inc.+..................................................    45,763,515
----------------------------------------------------------------------------------------
                                                                              68,910,715
----------------------------------------------------------------------------------------
MEDIA -- 4.5%
     55,165   EchoStar Communications Corp., Class A Shares+..............     1,696,324
  1,549,745   XM Satellite Radio Holdings Inc., Class A Shares+...........    42,292,541
----------------------------------------------------------------------------------------
                                                                              43,988,865
----------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 2.0%
    457,090   Kohl's Corp.+...............................................    19,325,765
----------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.8%
    385,180   Advance Auto Parts+.........................................    17,017,252
----------------------------------------------------------------------------------------
TEXTILES & APPAREL -- 4.5%
    569,510   NIKE, Inc., Class B Shares..................................    43,140,382
----------------------------------------------------------------------------------------
              TOTAL CONSUMER DISCRETIONARY................................   196,187,685
----------------------------------------------------------------------------------------
ENERGY -- 7.1%
OIL & GAS -- 7.1%
    800,500   Murphy Oil Corp. ...........................................    58,996,850
    376,800   Suncor Energy, Inc. ........................................     9,649,848
----------------------------------------------------------------------------------------
              TOTAL ENERGY................................................    68,646,698
----------------------------------------------------------------------------------------
FINANCIALS -- 13.6%
BANKS -- 6.6%
    390,650   Bank of America Corp. ......................................    33,056,803
    529,990   Wells Fargo & Co. ..........................................    30,331,328
----------------------------------------------------------------------------------------
                                                                              63,388,131
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.9%
    278,855   The Goldman Sachs Group, Inc. ..............................    26,256,987
    770,320   SLM Corp. ..................................................    31,159,444
----------------------------------------------------------------------------------------
                                                                              57,416,431
----------------------------------------------------------------------------------------
INSURANCE -- 1.1%
      3,697   Berkshire Hathaway, Inc., Class B Shares+...................    10,924,635
----------------------------------------------------------------------------------------
              TOTAL FINANCIALS............................................   131,729,197
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                           CAPITAL APPRECIATION FUND

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
HEALTHCARE -- 22.7%
BIOTECHNOLOGY -- 8.1%
    982,580   Genentech, Inc.+............................................  $ 55,220,996
    113,155   Gilead Sciences, Inc.+......................................     7,581,385
    212,335   Invitrogen Corp.+...........................................    15,285,997
----------------------------------------------------------------------------------------
                                                                              78,088,378
----------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 9.1%
    125,745   Anthem, Inc.+...............................................    11,261,722
  1,100,920   UnitedHealth Group Inc. ....................................    68,532,270
     68,795   WellPoint Health Networks, Inc.+............................     7,705,728
----------------------------------------------------------------------------------------
                                                                              87,499,720
----------------------------------------------------------------------------------------
PHARMACEUTICALS -- 5.5%
    403,595   Forest Laboratories, Inc.+..................................    22,855,585
    309,765   Roche Holding AG............................................    30,682,051
----------------------------------------------------------------------------------------
                                                                              53,537,636
----------------------------------------------------------------------------------------
              TOTAL HEALTHCARE............................................   219,125,734
----------------------------------------------------------------------------------------
INDUSTRIALS -- 4.7%
AEROSPACE & DEFENSE -- 1.1%
    203,200   Lockheed Martin Corp. ......................................    10,582,656
----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.9%
    400,000   Energizer Holdings, Inc.+...................................    18,000,000
----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.7%
    185,830   3M Co. .....................................................    16,726,558
----------------------------------------------------------------------------------------
              TOTAL INDUSTRIALS...........................................    45,309,214
----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 23.8%
COMMUNICATIONS EQUIPMENT -- 1.8%
    233,220   QUALCOMM, Inc. .............................................    17,020,396
----------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 6.4%
  1,031,120   Apple Computer, Inc.+.......................................    33,552,645
  1,066,840   NVIDIA Corp.+...............................................    21,870,220
    300,010   SanDisk Corp.+..............................................     6,507,217
----------------------------------------------------------------------------------------
                                                                              61,930,082
----------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 2.3%
    612,520   Yahoo! Inc.+................................................    22,252,852
----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 8.2%
  1,542,985   Applied Materials, Inc.+....................................    30,273,366
    531,450   KLA-Tencor Corp.+...........................................    26,243,001
    952,795   Texas Instruments Inc. .....................................    23,038,583
----------------------------------------------------------------------------------------
                                                                              79,554,950
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                           CAPITAL APPRECIATION FUND

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
SOFTWARE -- 5.1%
    903,910   Electronic Arts Inc.+.......................................  $ 49,308,290
----------------------------------------------------------------------------------------
              TOTAL INFORMATION TECHNOLOGY................................   230,066,570
----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 5.4%
WIRELESS TELECOMMUNICATION SERVICES -- 5.4%
  1,241,040   Nextel Communications, Inc., Class A Shares+................    33,086,126
    708,250   Vodafone Group PLC..........................................     1,550,415
    804,640   Vodafone Group PLC, Sponsored ADR...........................    17,782,544
----------------------------------------------------------------------------------------
              TOTAL TELECOMMUNICATION SERVICES............................    52,419,085
----------------------------------------------------------------------------------------
              TOTAL COMMON STOCK (Cost -- $696,633,839)...................   943,484,183
----------------------------------------------------------------------------------------
 FACE
AMOUNT                                  SECURITY                               VALUE
----------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 0.2%
$ 2,195,000   U.S. Treasury Notes, 1.875% due 9/30/04
                (Cost -- $2,200,144)......................................     2,198,431
----------------------------------------------------------------------------------------
              SUB-TOTAL INVESTMENTS (Cost -- $698,833,983)................   945,682,614
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.2%
 21,386,000   State Street Bank & Trust Co. dated 6/30/04, 1.150% due
                7/1/04; Proceeds at maturity -- $21,386,683; (Fully
                collateralized by U.S. Treasury Bonds, 8.125% due 8/15/19;
                Market value -- $21,817,327) (Cost -- $21,386,000)........    21,386,000
----------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0% (Cost -- $720,219,983*).........  $967,068,614
----------------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  ---------------------------------------
  ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             MONEY MARKET PORTFOLIO

   FACE                                                                      ANNUALIZED
  AMOUNT                                SECURITY                               YIELD         VALUE
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY INSTRUMENTALITIES -- 9.7%
$20,468,000   Federal Home Loan Bank matures 7/16/04......................     1.28%      $ 20,457,879
 12,725,000   Federal National Mortgage Association mature 7/21/04 to
              3/29/05.....................................................  1.26 to 1.40    12,719,593
------------------------------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AND AGENCY INSTRUMENTALITIES
              (Cost -- $33,177,472).......................................                  33,177,472
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 90.3%
 10,731,000   American Honda Finance Corp. mature 7/7/04 to 8/4/04........  1.07 to 1.13    10,729,978
  5,000,000   Amstel Funding Corp. matures 8/11/04........................      1.11         4,993,679
 16,893,000   Amsterdam Funding Corp. mature 7/6/04 to 7/7/04.............  1.08 to 1.11    16,890,063
  3,125,000   Atomium Funding Corp. mature 7/1/04 to 7/7/04...............  1.14 to 1.15     3,124,617
 17,470,000   BMW US Capital Corp. matures 7/7/04.........................      1.15        17,466,914
  5,000,000   CIT Group Inc. matures 12/1/04..............................      1.39         5,000,000
 15,000,000   Coca-Cola Co. matures 7/14/04...............................      1.28        14,993,175
 13,465,000   Coca-Cola Enterprises Inc. mature 7/1/04 to 7/19/04.........  1.04 to 1.18    13,461,654
 13,145,000   Galleon Capital LLC mature 7/6/04 to 7/7/04.................  1.08 to 1.09    13,142,770
 15,000,000   Goldman Sachs Group L.P. matures 7/12/04....................      1.13        15,000,000
  8,000,000   Hannover Funding Corp. matures 7/19/04......................      1.26         7,994,960
  3,000,000   HBOS Treasury Services PLC matures 8/2/04...................      1.18         2,996,853
 11,700,000   Household Financial Corp. matures 7/8/04....................      1.15        11,697,384
  1,700,000   ING U.S. Funding LLC matures 7/2/04.........................      1.07         1,699,949
 10,425,000   JP Morgan Chase mature 7/1/04 to 7/12/04....................  1.05 to 1.07    10,423,226
  4,018,000   Jupiter Securitization Corp. matures 7/12/04................      1.19         4,016,539
  5,000,000   Marsh & McLennan Cos. Inc. matures 7/26/04..................      1.26         4,995,625
 13,077,000   Merrill Lynch & Co., Inc. matures 7/1/04....................      1.45        13,077,000
 16,086,000   Morgan Stanley Dean Witter mature 7/1/04 to 7/21/04.........  1.06 to 1.25    16,076,365
 17,400,000   Nestle Capital Corp. matures 7/1/04.........................      1.05        17,400,000
  7,785,000   Nieuw Amsterdam matures 7/8/04..............................      1.28         7,783,062
 16,700,000   Norddeutsche Landesbank mature 7/8/04 to 7/15/04............  1.08 to 1.11    16,695,987
 12,590,000   Nordea North America Inc. matures 7/19/04...................      1.17        12,582,635
  6,858,000   Preferred Receivable Funding matures 7/6/04.................      1.08         6,856,971
 15,776,000   Province of Quebec mature 7/12/04 to 8/3/04.................  1.08 to 1.10    15,767,428
  5,000,000   Receivables Capital Corp. matures 7/9/04....................      1.18         4,998,689
  7,900,000   Royal Bank of Scotland PLC matures 7/6/04...................      1.12         7,898,817
  2,384,000   Sheffield Receivable Funding Corp. matures 7/9/04...........      1.17         2,383,412
  5,100,000   ST Germain Holdings matures 7/8/04..........................      1.22         5,098,790
  8,070,000   Toronto Dominion Holdings matures 7/29/04...................      1.27         8,062,029
  5,200,000   Toyota Motor Credit Corp. matures 7/13/04...................      1.08         5,198,128
  4,700,000   UBS Finance Inc. matures 7/6/04.............................      1.10         4,699,282
  4,197,000   Victory Receivable Corp. matures 7/6/04.....................      1.13         4,196,341
------------------------------------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER (Cost -- $307,402,322)...............                 307,402,322
------------------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0% (Cost -- $340,579,794*).........                $340,579,794
------------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA     --   Bonds rated "AAA" have the highest rating assigned by
             Standard & Poor's. Capacity to pay interest and repay
             principal is extremely strong.
AA      --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A       --   Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB     --   Bonds rated "BBB" have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or
             changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in
             this category than for bonds in higher rated categories.
BB, B   --   Bonds rated "BB", "B", "CCC" and "CC" are regarded, on
CCC and      balance, as predominantly speculative with respect to
CC           capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "CC" the highest degree of
             speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by
             large uncertainties or major risk exposures to adverse
             conditions.
C       --   Bonds rated "C" are income bonds on which no interest is
             being paid.
D       --   Bonds rated "D" are in default, and payment of interest
             and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa     --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
             generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin
             and principal is secure. While the various protective
             elements are likely to change, such changes as can be
             visualized are most unlikely to impair the fundamentally
             strong position of such issues.
Aa      --   Bonds rated "Aa" are judged to be of high quality by all
             standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated
             lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of
             protective elements may be of greater amplitude or there may be other elements present which make the long-term risks
             appear somewhat larger than in "Aaa" securities.
A       --   Bonds rated "A" are judged to have many favorable investment attributes and are to be considered as upper medium grade
             obligations. Factors giving security to principal and
             interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in
             the future.
Baa     --   Bonds rated "Baa" are considered to be medium grade
             obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security
             appear adequate for the present but certain protective
             elements may be lacking or may be characteristically
             unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have
             speculative characteristics as well.
Ba      --   Bonds rated "Ba" are judged to have speculative elements;
             their future cannot be considered as well assured. Often the protection of interest and principal payments may be very
             moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position
             characterizes bonds in this class.
B       --   Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa     --   Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with
             respect to principal or interest.
Ca      --   Bonds rated "Ca" are speculative in a high degree. Such
             issues are often in default or have other marked
             shortcomings.
C       --   Bonds rated "C" are the lowest rated class of bonds, and
             issues so rated can be regarded as having extremely poor
             prospects of ever attaining any real investment standing.
NR      --   Indicates that the bond is not rated by Standard & Poor's or
             Moody's.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2004

                                                     MANAGED      HIGH YIELD       CAPITAL          MONEY
                                                      ASSETS         BOND        APPRECIATION       MARKET
                                                      TRUST          TRUST           FUND         PORTFOLIO
-------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost...........................  $268,220,872   $74,502,755   $  698,833,983             --
  Short-term investments, at cost................       793,693    17,120,000       21,386,000   $340,579,794
  Foreign currency, at cost......................             9            --               --             --
-------------------------------------------------------------------------------------------------------------
  Investments, at value..........................  $288,938,547   $77,319,997   $  945,682,614             --
  Short-term investments, at value...............       793,693    17,120,000       21,386,000   $340,579,794
  Foreign currency, at value.....................            11            --               --             --
  Cash...........................................           525           687              339          5,902
  Dividends and interest receivable..............     1,168,287     1,446,706          351,114         46,302
  Receivable for securities sold.................       242,899       241,360               --             --
  Receivable for Fund shares sold................        26,636            --               --             --
-------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS...................................   291,170,598    96,128,750      967,420,067    340,631,998
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased...............       975,316       808,056               --             --
  Investment advisory fees payable...............       117,685        32,179          582,017         87,918
  Administration fees payable....................        14,156         4,662           46,561         17,194
  Payable for Fund shares reacquired.............            --         7,137        2,176,070        272,380
  Dividends payable..............................            --            --               --         88,645
  Accrued expenses...............................        46,091        34,078           66,202         44,442
-------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES..............................     1,153,248       886,112        2,870,850        510,579
-------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................................  $290,017,350   $95,242,638   $  964,549,217   $340,121,419
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital................................  $267,871,387   $88,865,463   $1,137,204,724   $340,121,228
  Undistributed net investment income............     3,046,456     3,432,888               --          7,965
  Accumulated net investment loss................            --            --         (790,402)            --
  Accumulated net realized gain (loss) from
     investment transactions and foreign
     currencies..................................    (1,618,170)      127,045     (418,715,700)        (7,774)
  Net unrealized appreciation of investments and
     foreign currencies..........................    20,717,677     2,817,242      246,850,595             --
-------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................................  $290,017,350   $95,242,638   $  964,549,217   $340,121,419
-------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING...............................    18,026,841     9,696,017       16,602,159    340,121,228
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE.......................        $16.09         $9.82           $58.10          $1.00
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                                          MANAGED     HIGH YIELD      CAPITAL        MONEY
                                                          ASSETS         BOND       APPRECIATION     MARKET
                                                           TRUST         TRUST          FUND       PORTFOLIO
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest............................................  $ 2,321,894   $ 3,717,647   $    222,424   $1,812,993
  Dividends...........................................    1,599,042        19,009      3,177,613           --
  Less: Foreign withholding tax.......................         (118)           --        (77,770)          --
-------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME.............................    3,920,818     3,736,656      3,322,267    1,812,993
-------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)...................      722,956       216,424      3,624,024      546,602
  Administration fees (Note 3)........................       86,755        28,734        289,922      101,442
  Audit and legal.....................................       29,972        24,812         19,457       13,650
  Custody.............................................       17,682        18,123         21,106       16,744
  Shareholder communications..........................       17,212         6,761         46,372       19,838
  Trustees' fees......................................        3,468         3,469          1,995        2,184
  Transfer agency services............................        2,493         2,494          2,493        2,548
  Other...............................................        2,949         2,559          1,903        1,585
-------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES......................................      883,487       303,376      4,007,272      704,593
  Less: Expense reimbursement (Note 3)................           --            --             --      (28,314)
-------------------------------------------------------------------------------------------------------------
  NET EXPENSES........................................      883,487       303,376      4,007,272      676,279
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)..........................    3,037,331     3,433,280       (685,005)   1,136,714
-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES
(NOTES 4 AND 6):
  Realized Gain (Loss) From:
     Investment transactions..........................    6,240,277       436,015    (36,689,819)          47
     Foreign currency transactions....................           --           111       (105,397)          --
-------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS)............................    6,240,277       436,126    (36,795,216)          47
-------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
     Investments......................................   (2,436,763)   (3,178,511)    83,578,132           --
     Foreign currencies...............................           --            --          1,453           --
-------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET UNREALIZED
     APPRECIATION.....................................   (2,436,763)   (3,178,511)    83,579,585           --
-------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES..........................................    3,803,514    (2,742,385)    46,784,369           47
-------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS................  $ 6,840,845   $   690,895   $ 46,099,364   $1,136,761
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

MANAGED ASSETS TRUST                                              2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $  3,037,331    $  6,949,844
  Net realized gain.........................................     6,240,277       2,083,564
  Increase (decrease) in net unrealized appreciation........    (2,436,763)     43,648,703
------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................     6,840,845      52,682,111
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment income.....................................      (142,358)     (6,863,313)
------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................      (142,358)     (6,863,313)
------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares..........................     4,679,796       9,228,282
  Net asset value of shares issued for reinvestment of
     dividends..............................................       142,358       6,863,313
  Cost of shares reacquired.................................   (11,377,591)    (22,946,314)
------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......    (6,555,437)     (6,854,719)
------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................       143,050      38,964,079
NET ASSETS:
  Beginning of period.......................................   289,874,300     250,910,221
------------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $290,017,350    $289,874,300
------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........    $3,046,456        $151,483
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                   HIGH YIELD BOND TRUST                         2004            2003
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $ 3,433,280    $  6,424,038
  Net realized gain.........................................      436,126       4,327,306
  Increase (decrease) in net unrealized appreciation........   (3,178,511)      8,815,307
-----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................      690,895      19,566,651
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment income.....................................      (54,166)     (6,515,534)
  Net realized gains........................................      (65,774)             --
-----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................     (119,940)     (6,515,534)
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares..........................    7,653,533      27,613,135
  Net asset value of shares issued for reinvestment of
     dividends..............................................      119,940       6,515,534
  Cost of shares reacquired.................................   (8,954,120)    (12,145,093)
-----------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
     TRANSACTIONS...........................................   (1,180,647)     21,983,576
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...........................     (609,692)     35,034,693
NET ASSETS:
  Beginning of period.......................................   95,852,330      60,817,637
-----------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $95,242,638    $ 95,852,330
-----------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........   $3,432,888         $53,663
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                 CAPITAL APPRECIATION FUND                        2004                   2003
-------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)..............................  $   (685,005)          $  1,291,989
  Net realized loss.........................................   (36,795,216)           (94,520,746)
  Increase in net unrealized appreciation...................    83,579,585            297,635,244
-------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................    46,099,364            204,406,487
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment income.....................................            --               (389,109)
  Capital...................................................            --                (64,253)
-------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................            --               (453,362)
-------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares..........................     1,361,209             14,007,803
  Net asset value of shares issued for reinvestment of
     dividends..............................................            --                453,362
  Cost of shares reacquired.................................   (68,653,395)           (97,001,290)
-------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......   (67,292,186)           (82,540,125)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...........................   (21,192,822)           121,413,000
NET ASSETS:
  Beginning of period.......................................   985,742,039            864,329,039
-------------------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $964,549,217           $985,742,039
-------------------------------------------------------------------------------------------------
* Includes accumulated net investment loss of:..............     $(790,402)                    --
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                   MONEY MARKET PORTFOLIO                         2004             2003
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $   1,136,714    $   3,029,174
  Net realized gain (loss)..................................             47             (146)
--------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................      1,136,761        3,029,028
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment income.....................................     (1,136,714)      (3,028,884)
--------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................     (1,136,714)      (3,028,884)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares..........................    108,773,658      265,892,702
  Net asset value of shares issued for reinvestment of
     dividends..............................................      1,130,878        3,072,564
  Cost of shares reacquired.................................   (115,608,516)    (316,384,220)
--------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......     (5,703,980)     (47,418,954)
--------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS......................................     (5,703,933)     (47,418,810)
NET ASSETS:
  Beginning of period.......................................    345,825,352      393,244,162
--------------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $ 340,121,419    $ 345,825,352
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........         $7,965           $7,965
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Managed Assets Trust ("MAT"), High Yield Bond Trust ("HYBT"), Capital Appreciation Fund ("CAF") and Money Market Portfolio ("MMP") (collectively, "Fund(s)") are each a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Shares of the Funds are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

     The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date;
(b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price were reported and U.S. government and agency obligations are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) securities, other than U.S. government agencies and obligations, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity;
(f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (k) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     HYBT invests in high-yield instruments that are subject to certain credit and market risks. The yields of high yield debt obligations reflect, among other things, perceived credit risk. HYBT's investment in securities rated below investment-grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

     In addition, HYBT and CAF may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current forward rate as an unrealized gain or loss. Realized gains or losses are recognized when the contracts are settled or offset by entering into another forward exchange contract.

     2.  DIVIDENDS

     MMP declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested on the payable date.

     In addition, MAT, HYBT and CAF distribute dividends and capital gains, if any, at least annually.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to MAT, HYBT, CAF and MMP. MAT, CAF and MMP pay TAMIC an investment advisory fee calculated at the annual rate of 0.50%, 0.75% and 0.3233%, respectively, of their average daily net assets. HYBT pays TAMIC an investment advisory fee calculated at an annual rate of 0.50% on the first $50 million, 0.40% on the next $100 million, 0.30% on the next $100 million and 0.25% on the amount over $250 million of the average daily net assets of HYBT. These fees are calculated daily and paid monthly.

     TAMIC has a sub-advisory agreement with The Travelers Investment Management Company ("TIMCO"), another indirect wholly-owned subsidiary of Citigroup. Pursuant to the sub-advisory agreement, TIMCO is responsible for the day-to-day portfolio operations and investment decisions for the equity portion of MAT. As a result, TAMIC pays TIMCO, as sub-adviser, an advisory fee calculated at an annual rate of 0.25% of the average daily net assets of MAT.

     TAMIC also has a sub-advisory agreement with Janus Capital Management LLC ("Janus"). Pursuant to the sub-advisory agreement, Janus is responsible for the day-to-day portfolio operations and investment decisions for CAF. As a result, TAMIC pays Janus, as sub-adviser, an advisory fee calculated at an annual rate of 0.55% on the first $100 million, 0.50% on the next $400 million and 0.45% on the amount over $500 million of the average daily net assets of CAF.

     The Travelers Insurance Company ("TIC"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of the average daily net assets of each respective Fund. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative services agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.02% of the average daily net assets of each Fund, plus $30,000 per Fund, subject to a maximum of 0.06% of each Fund's average daily net assets.

     During the six months ended June 30, 2004, MMP had a voluntary expense limitation in place of 0.40% of the average daily net assets of MMP, resulting in an expense reimbursement of $28,314. This expense limitation can be terminated at any time by TIC.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended June 30, 2004, each Fund paid transfer agent fees of $2,500 to CTB.

     For the six months ended June 30, 2004, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, and its affiliates did not receive any brokerage commissions from the Funds.

     One Trustee and all officers of the Funds are employees of Citigroup or its affiliates.

     4.  INVESTMENTS

     During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments and proceeds from paydowns) were as follows:

                                                                  MAT           HYBT           CAF
-------------------------------------------------------------------------------------------------------
Purchases...................................................  $110,679,822   $12,928,068   $ 91,295,840
-------------------------------------------------------------------------------------------------------
Sales.......................................................   109,758,094    15,527,134    142,026,835
-------------------------------------------------------------------------------------------------------

     At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                  MAT          HYBT           CAF
------------------------------------------------------------------------------------------------------
Gross unrealized appreciation...............................  $30,302,318   $ 5,240,862   $255,840,439
Gross unrealized depreciation...............................   (9,584,643)   (2,423,620)    (8,991,808)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation.................................  $20,717,675   $ 2,817,242   $246,848,631
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     5.  REPURCHASE AGREEMENTS

     When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

     At June 30, 2004, MMP did not have any repurchase agreements outstanding.

     6.  FORWARD FOREIGN CURRENCY CONTRACTS

     HYBT and CAF may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

     At June 30, 2004, HYBT and CAF did not have any open forward foreign currency contracts.

     7.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004     DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------
MANAGED ASSETS TRUST
Shares sold.................................................         293,107             620,844
Shares issued on reinvestment...............................           8,886             437,644
Shares reacquired...........................................        (711,874)         (1,625,662)
--------------------------------------------------------------------------------------------------
Net Decrease................................................        (409,881)           (567,174)
--------------------------------------------------------------------------------------------------
HIGH YIELD BOND TRUST
Shares sold.................................................         776,659           2,977,348
Shares issued on reinvestment...............................          12,227             668,649
Shares reacquired...........................................        (912,173)         (1,324,438)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease).....................................        (123,287)          2,321,559
--------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
Shares sold.................................................          24,222             308,890
Shares issued on reinvestment...............................              --               8,160
Shares reacquired...........................................      (1,212,533)         (2,001,426)
--------------------------------------------------------------------------------------------------
Net Decrease................................................      (1,188,311)         (1,684,376)
--------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Shares sold.................................................     108,773,658         265,892,702
Shares issued on reinvestment...............................       1,130,878           3,072,564
Shares reacquired...........................................    (115,608,516)       (316,384,220)
--------------------------------------------------------------------------------------------------
Net Decrease................................................      (5,703,980)        (47,418,954)
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     8.  ADDITIONAL INFORMATION

     Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds. On August 12, 2004, CAM paid each Fund their allocable share of the amount described above through a waiver of their fees. The amount paid to each Fund is as follows:

--------------------------------------------------------------------
Managed Assets Trust........................................  $1,726
High Yield Bond Trust.......................................   1,679
Capital Appreciation Fund...................................   1,698
Money Market Portfolio......................................   1,726
--------------------------------------------------------------------

     9.  SUBSEQUENT EVENT

     The Board of Trustees of the Trust, on behalf of CAF, has approved an amendment to the investment advisory agreement between the Fund and TAMIC, and an amendment to the sub-advisory agreement between TAMIC and Janus. Effective September 1, 2004, the investment advisory fee will be revised from the annual rate of 0.75% of the daily net assets of the Fund, to a fee calculated at the annual rates in accordance with the following schedule.

                                                                INVESTMENT
AVERAGE DAILY NET ASSETS                                       ADVISORY FEE
---------------------------------------------------------------------------
First $1.5 billion..........................................      0.700%
Over $1.5 billion...........................................      0.650%
---------------------------------------------------------------------------

The sub-advisory fee will be revised from the current schedule:

AVERAGE DAILY NET ASSETS                                       SUB-ADVISORY FEE
-------------------------------------------------------------------------------
First $100 million..........................................        0.550%
Next $400 million...........................................        0.500%
Over $500 million...........................................        0.450%
-------------------------------------------------------------------------------

to a fee calculated at the annual rates in accordance with the following schedule:

AVERAGE DAILY NET ASSETS                                         SUB-ADVISORY FEE
-----------------------------------------------------------------------------------
First $100 million..........................................          0.500%
Next $400 million...........................................          0.450%
Next $1 billion.............................................          0.400%
Over $1.5 billion...........................................          0.350%
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

         MANAGED ASSETS TRUST           2004(1)      2003       2002      2001(2)    2000(2)      1999
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $15.72     $13.20     $15.55      $17.94     $21.12     $19.99
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income...............      0.17       0.39       0.45        0.49       0.48       0.39
  Net realized and unrealized gain
     (loss)...........................      0.21       2.51      (1.79)      (1.40)     (0.71)      2.30
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations...      0.38       2.90      (1.34)      (0.91)     (0.23)      2.69
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............     (0.01)     (0.38)     (0.92)      (0.46)     (0.41)     (0.39)
  Net realized gains(3)...............        --         --      (0.09)      (1.02)     (2.54)     (1.17)
--------------------------------------------------------------------------------------------------------
Total Distributions...................     (0.01)     (0.38)     (1.01)      (1.48)     (2.95)     (1.56)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........    $16.09     $15.72     $13.20      $15.55     $17.94     $21.12
--------------------------------------------------------------------------------------------------------
TOTAL RETURN(4).......................      2.40%++    21.98%    (8.60)%     (5.08)%    (1.62)%    14.22%
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)......  $290,017   $289,874   $250,910    $307,520   $342,834   $339,438
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(5).........................      0.61%+     0.59%      0.61%       0.59%      0.59%      0.60%
  Net investment income...............      2.10+      2.64       2.80        2.95       2.47       2.17
--------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...............        38%        84%        39%         59%        56%        51%
--------------------------------------------------------------------------------------------------------

        HIGH YIELD BOND TRUST           2004(1)    2003(2)    2002(2)     2001(2)    2000(2)      1999
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................     $9.76      $8.11      $9.04       $8.77      $9.47      $9.85
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income...............      0.35       0.77       0.78        0.80       0.79       0.81
  Net realized and unrealized gain
     (loss)...........................     (0.27)      1.59      (0.40)       0.04      (0.70)     (0.38)
--------------------------------------------------------------------------------------------------------
Total Income From Operations..........      0.08       2.36       0.38        0.84       0.09       0.43
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............     (0.01)     (0.71)     (1.31)      (0.57)     (0.79)     (0.81)
  Net realized gains..................     (0.01)        --         --          --         --         --
--------------------------------------------------------------------------------------------------------
Total Distributions...................     (0.02)     (0.71)     (1.31)      (0.57)     (0.79)     (0.81)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........     $9.82      $9.76      $8.11       $9.04      $8.77      $9.47
--------------------------------------------------------------------------------------------------------
TOTAL RETURN(4).......................      0.74%++    29.15%     4.57%       9.55%      0.97%      4.42%
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)......   $95,243    $95,852    $60,818     $50,016    $34,678    $30,317
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(5).........................      0.63%+     0.65%      0.71%       0.73%      0.83%      0.81%
  Net investment income...............      7.17+      8.28       8.81        8.79       8.74       8.85
--------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...............        16%        80%       100%        110%        80%       112%
--------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Distributions from realized gains include both net realized short-term and long-term capital gains.

(4) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

     CAPITAL APPRECIATION FUND        2004(1)(2)         2003(2)         2002(2)         2001(2)           2000            1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................     $55.41            $44.38          $60.30          $82.01         $108.80         $ 72.74
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss)......      (0.04)             0.07            0.14            0.61            0.29            0.04
  Net realized and unrealized gain
     (loss).........................       2.73             10.99          (15.24)         (22.01)         (23.29)          38.08
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations........................       2.69             11.06          (15.10)         (21.40)         (23.00)          38.12
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.............         --             (0.03)          (0.81)          (0.31)          (0.04)          (0.07)
  Net realized gains(3).............         --                --              --              --           (3.75)          (1.99)
  Capital...........................         --             (0.00)*         (0.01)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions.................         --             (0.03)          (0.82)          (0.31)          (3.79)          (2.06)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......     $58.10            $55.41          $44.38          $60.30         $ 82.01         $108.80
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4).....................       4.85%++          24.91%         (25.09)%        (26.09)%        (21.88)%         53.52%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (MILLIONS)........................       $965              $986            $864          $1,300          $1,797          $1,915
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(5).......................       0.83%+            0.82%           0.84%           0.84%           0.83%           0.83%
  Net investment income (loss)......      (0.14)+            0.14            0.27            0.91            0.30            0.07
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.............         15%               59%             52%             47%             30%             37%
---------------------------------------------------------------------------------------------------------------------------------
       MONEY MARKET PORTFOLIO           2004(1)            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................      $1.00             $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(6)............      0.003             0.008           0.014           0.036           0.060           0.049
Distributions from net investment
  income............................     (0.003)           (0.008)         (0.014)         (0.036)         (0.060)         (0.049)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......      $1.00             $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)(7)..................       0.33%++           0.78%           1.39%           3.71%           6.18%           4.96%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)....   $340,121          $345,825        $393,244        $353,269        $147,117        $119,970
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(6)(8)....................       0.40%+            0.40%           0.40%           0.40%           0.40%           0.37%
  Net investment income.............       0.67+             0.78            1.38            3.46            6.04            4.96
---------------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Distributions from realized gains include both net realized short-term and long-term capital gains.

(4) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

(6) The Travelers Insurance Company has reimbursed Money Market Portfolio for $28,314, $63,316, $71,805, $44,028, $47,023 and $85,612 in expenses for the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively. If such expenses were not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been:

                                                 DECREASES TO                                  EXPENSE RATIO
                                            NET INVESTMENT INCOME                         WITHOUT REIMBURSEMENTS
                           --------------------------------------------------------      -------------------------
                            2004      2003      2002      2001      2000      1999        2004      2003     2002
                           ------    ------    ------    ------    ------    ------      ------    ------    -----
MMP                        $0.000**  $0.000**  $0.000**  $0.000**  $0.000**  $0.001      0.42%+     0.42%    0.42%

                            EXPENSE RATIO
                       WITHOUT REIMBURSEMENTS
                       -----------------------
                       2001     2000     1999
                       -----    -----    -----
MMP                    0.42%    0.44%    0.50%

(7) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(8) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.40%.

 * Amount represents less than $0.01 per share.

** Amount represents less than $0.001 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2004
                      U.S. GOVERNMENT SECURITIES PORTFOLIO

   FACE
  AMOUNT                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 22.8%
$ 3,850,000   U.S. Treasury Notes, 4.750% due 5/15/14.....................  $  3,891,361
              U.S. Treasury Bonds:
  8,000,000     8.875% due 8/15/17 (a)....................................    10,964,688
  7,500,000     6.000% due 2/15/26........................................     8,083,890
 13,000,000     6.375% due 8/15/27........................................    14,677,312
 15,000,000     5.500% due 8/15/28 (a)....................................    15,200,985
----------------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost -- $53,802,015).....    52,818,236
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 58.0%
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGHS -- 32.5%
              Federal Home Loan Mortgage Corp. (FHLMC):
 11,154,654     4.000% due 5/1/19 (b).....................................    10,725,932
    415,678     7.000% due 7/1/29.........................................       432,954
     72,970     8.000% due 9/1/30.........................................        79,261
    740,450     7.500% due 5/1/32.........................................       796,761
  9,320,575     4.500% due 4/1/33.........................................     8,722,465
              Federal National Mortgage Association (FNMA):
  2,489,084     5.500% due 6/1/16 (b).....................................     2,556,924
 22,150,000     4.000% due 7/1/19 (c)(d)..................................    21,097,875
  6,605,166     4.500% due 10/1/23 (b)....................................     6,427,722
    932,078     7.500% due 11/1/29 (b)....................................       996,429
  1,257,780     6.500% due 5/1/32 (b).....................................     1,313,427
  5,570,539     4.000% due 5/1/33 (b).....................................     5,395,996
 16,726,141     5.000% due 6/1/34 (b).....................................    16,288,353
              Government National Mortgage Association (GNMA):
    384,778     9.000% due 9/15/09 (b)....................................       418,979
    130,853     8.500% due 5/15/18 (b)....................................       146,145
----------------------------------------------------------------------------------------
                                                                              75,399,223
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY NOTES AND BONDS -- 25.5%
              Federal Home Loan Bank (FHLB):
  3,000,000     5.875% due 2/15/11........................................     3,186,693
  8,000,000     5.750% due 5/15/12........................................     8,456,016
              Federal Home Loan Mortgage Corp. (FHLMC):
  6,500,000     4.875% due 11/15/13.......................................     6,382,123
  4,330,000     6.000% due 6/27/17........................................     4,371,252
  3,000,000   Federal National Mortgage Association (FNMA), 6.250% due
                5/15/29...................................................     3,166,149
 13,949,000   Financing Corp. (FICO) Strips, Series 13, due 6/27/11.......    10,050,171
  5,731,794   National Archives Facility Trust, COP, 8.500% due 9/1/19....     6,888,264
 10,000,000   Resolution Funding Corp. Strips, due 1/15/21................     3,911,030
  4,680,000   Student Loan Marketing Association (SLMA), zero coupon due
                5/15/14...................................................     2,144,540
  9,000,000   Tennessee Valley Authority, Global Power Bonds 2000, Series
                G, 7.125% due 5/1/30......................................    10,492,434
----------------------------------------------------------------------------------------
                                                                              59,048,672
----------------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost -- $135,671,116)....................................   134,447,895
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                      U.S. GOVERNMENT SECURITIES PORTFOLIO

   FACE
  AMOUNT                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.6%
              Federal Home Loan Mortgage Corp. (FHLMC):
$   553,396     Series 1103, Class J, 8.500% due 6/15/21..................  $    556,089
  3,000,000     Series 2422, Class CH, 6.500% due 2/15/32.................     3,094,141
              Federal National Mortgage Association (FNMA):
  5,399,000     Series 1999-15, Class PD, 6.000% due 4/25/19..............     5,548,922
  5,593,000     Series 2002-52, Class PC, 6.000% due 9/25/32..............     5,682,179
  5,000,000     Series 2003-63, Class GU, 4.000% due 7/25/33..............     5,018,794
  4,000,000   Government National Mortgage Association (GNMA),
                Series 2001-21, Class PE, 6.500% due 5/16/31..............     4,192,329
    500,000   LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4,
                4.367% due 3/15/36........................................       465,086
----------------------------------------------------------------------------------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost -- $25,004,226).......................................    24,557,540
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.6%
 19,937,000   State Street Bank & Trust Co. dated 6/30/04, 1.150% due
                7/1/04; Proceeds at maturity -- $19,937,637; (Fully
                collateralized by U.S. Treasury Notes, 6.500% due
                10/15/06; Market value -- $20,338,366)
                (Cost -- $19,937,000).....................................    19,937,000
----------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0% (Cost -- $234,414,357*).........  $231,760,671
----------------------------------------------------------------------------------------

(a) All or a portion of this security is segregated for "to be announced" securities.
(b) Date shown represents the last in range of maturity dates.
(c) Security is traded on a "to be announced" basis (See Note 6).
(d) Security acquired under mortgage dollar roll agreement (See Note 5).
 *  Aggregate cost for Federal income tax purposes is substantially the same.

    Abbreviation used in this schedule:

    COP -- Certificate of Participation

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                        SOCIAL AWARENESS STOCK PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 99.7%
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 12.8%
HOUSEHOLD DURABLES -- 1.3%
     6,900   The Black & Decker Corp.....................................  $   428,697
     6,000   Centex Corp. ...............................................      274,500
     7,117   KB Home.....................................................      488,440
--------------------------------------------------------------------------------------
                                                                             1,191,637
--------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 2.0%
    59,300   InterActiveCorp+............................................    1,787,302
--------------------------------------------------------------------------------------
MEDIA -- 6.2%
    24,400   Cablevision Systems -- NY Group, Class A Shares+............      479,460
     4,700   Clear Channel Communications, Inc...........................      173,665
    18,600   Comcast Corp., Special Class A Shares+......................      513,546
    13,400   Omnicom Group Inc...........................................    1,016,926
    73,300   Time Warner Inc.+...........................................    1,288,614
    41,950   Viacom Inc., Class B Shares.................................    1,498,454
    22,900   Westwood One, Inc.+.........................................      545,020
--------------------------------------------------------------------------------------
                                                                             5,515,685
--------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 1.3%
    10,000   Target Corp. ...............................................      424,700
    14,300   Wal-Mart Stores, Inc. ......................................      754,468
--------------------------------------------------------------------------------------
                                                                             1,179,168
--------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.0%
    28,000   The Home Depot, Inc. .......................................      985,600
    15,200   Lowe's Cos., Inc. ..........................................      798,760
--------------------------------------------------------------------------------------
                                                                             1,784,360
--------------------------------------------------------------------------------------
             TOTAL CONSUMER DISCRETIONARY................................   11,458,152
--------------------------------------------------------------------------------------
CONSUMER STAPLES -- 6.0%
BEVERAGES -- 2.3%
    22,400   The Coca-Cola Co. ..........................................    1,130,752
    17,500   PepsiCo, Inc. ..............................................      942,900
--------------------------------------------------------------------------------------
                                                                             2,073,652
--------------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 0.8%
    19,000   Sysco Corp. ................................................      681,530
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.4%
     7,700   The Clorox Co. .............................................      414,106
    29,500   Colgate-Palmolive Co. ......................................    1,724,275
--------------------------------------------------------------------------------------
                                                                             2,138,381
--------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.5%
    10,500   The Gillette Co. ...........................................      445,200
--------------------------------------------------------------------------------------
             TOTAL CONSUMER STAPLES......................................    5,338,763
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                        SOCIAL AWARENESS STOCK PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
ENERGY -- 5.7%
ENERGY EQUIPMENT & SERVICES -- 1.2%
    17,300   GlobalSantaFe Corp. ........................................  $   458,450
    17,400   Noble Corp.+................................................      659,286
--------------------------------------------------------------------------------------
                                                                             1,117,736
--------------------------------------------------------------------------------------
OIL & GAS -- 4.5%
    23,100   Apache Corp. ...............................................    1,006,005
    32,726   BP PLC, Sponsored ADR.......................................    1,753,132
    24,800   Royal Dutch Petroleum Co., NY Shares........................    1,281,416
--------------------------------------------------------------------------------------
                                                                             4,040,553
--------------------------------------------------------------------------------------
             TOTAL ENERGY................................................    5,158,289
--------------------------------------------------------------------------------------
FINANCIALS -- 18.3%
BANKS -- 4.0%
    45,000   The Bank of New York Co., Inc. .............................    1,326,600
    16,400   Bank One Corp. .............................................      836,400
     7,200   Comerica Inc. ..............................................      395,136
     6,500   Fifth Third Bancorp.........................................      349,570
    11,500   Wells Fargo & Co. ..........................................      658,145
--------------------------------------------------------------------------------------
                                                                             3,565,851
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 9.1%
    28,900   American Express Co. .......................................    1,484,882
     7,100   The Bear Stearns Cos. Inc. .................................      598,601
     5,100   Capital One Financial Corp. ................................      348,738
    16,200   The Charles Schwab Corp. ...................................      155,682
    20,000   J.P. Morgan Chase & Co. ....................................      775,400
    29,750   MBNA Corp. .................................................      767,252
    10,000   Merrill Lynch & Co., Inc. ..................................      539,800
    16,500   Morgan Stanley..............................................      870,705
    44,900   SLM Corp. ..................................................    1,816,205
    11,100   State Street Corp. .........................................      544,344
     4,500   T. Rowe Price Group Inc. ...................................      226,800
--------------------------------------------------------------------------------------
                                                                             8,128,409
--------------------------------------------------------------------------------------
INSURANCE -- 5.2%
    22,000   Ambac Financial Group, Inc. ................................    1,615,680
    22,460   American International Group, Inc. .........................    1,600,949
    14,000   Prudential Financial, Inc. .................................      650,580
    11,300   XL Capital Ltd., Class A Shares.............................      852,698
--------------------------------------------------------------------------------------
                                                                             4,719,907
--------------------------------------------------------------------------------------
             TOTAL FINANCIALS............................................   16,414,167
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                        SOCIAL AWARENESS STOCK PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
HEALTHCARE -- 15.1%
BIOTECHNOLOGY -- 3.2%
    31,800   Amgen Inc.+.................................................  $ 1,735,326
    15,400   Genzyme Corp.+..............................................      728,882
    15,600   MedImmune, Inc.+............................................      365,040
--------------------------------------------------------------------------------------
                                                                             2,829,248
--------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT & SUPPLIES -- 2.4%
    11,900   Guidant Corp. ..............................................      664,972
    22,200   Medtronic, Inc. ............................................    1,081,584
     5,600   St. Jude Medical, Inc.+.....................................      423,640
--------------------------------------------------------------------------------------
                                                                             2,170,196
--------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 1.5%
     6,000   Aetna, Inc. ................................................      510,000
     5,000   Anthem, Inc.+...............................................      447,800
     5,000   HCA Inc. ...................................................      207,950
    16,200   Tenet Healthcare Corp.+.....................................      217,242
--------------------------------------------------------------------------------------
                                                                             1,382,992
--------------------------------------------------------------------------------------
PHARMACEUTICALS -- 8.0%
     8,000   Eli Lilly and Co. ..........................................      559,280
    14,000   Johnson & Johnson...........................................      779,800
    65,000   Pfizer Inc. ................................................    2,228,200
    34,400   Teva Pharmaceutical Industries Ltd., Sponsored ADR..........    2,314,776
    34,200   Wyeth.......................................................    1,236,672
--------------------------------------------------------------------------------------
                                                                             7,118,728
--------------------------------------------------------------------------------------
             TOTAL HEALTHCARE............................................   13,501,164
--------------------------------------------------------------------------------------
INDUSTRIALS -- 11.5%
AIR FREIGHT & COURIERS -- 0.9%
    10,800   United Parcel Service, Inc., Class B Shares.................      811,836
--------------------------------------------------------------------------------------
AIRLINES -- 1.5%
    81,430   Southwest Airlines Co. .....................................    1,365,581
--------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
    10,200   First Data Corp. ...........................................      454,104
    24,500   Paychex, Inc. ..............................................      830,060
--------------------------------------------------------------------------------------
                                                                             1,284,164
--------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.7%
    76,700   American Power Conversion Corp. ............................    1,507,155
--------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 3.2%
    12,800   Honeywell International Inc. ...............................      468,864
    72,000   Tyco International Ltd. ....................................    2,386,080
--------------------------------------------------------------------------------------
                                                                             2,854,944
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                        SOCIAL AWARENESS STOCK PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
MACHINERY -- 2.0%
     9,000   Illinois Tool Works Inc. ...................................  $   863,010
    23,200   Navistar International Corp.+...............................      899,232
--------------------------------------------------------------------------------------
                                                                             1,762,242
--------------------------------------------------------------------------------------
ROAD & RAIL -- 0.8%
    26,800   Norfolk Southern Corp. .....................................      710,736
--------------------------------------------------------------------------------------
             TOTAL INDUSTRIALS...........................................   10,296,658
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 23.5%
COMMUNICATIONS EQUIPMENT -- 6.2%
    57,500   Cisco Systems, Inc.+........................................    1,362,750
    63,300   Juniper Networks, Inc.+.....................................    1,555,281
    44,300   Motorola, Inc. .............................................      808,475
   112,200   Nokia Oyj, Sponsored ADR....................................    1,631,388
    49,100   Nortel Networks Corp.+......................................      245,009
--------------------------------------------------------------------------------------
                                                                             5,602,903
--------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.9%
    33,300   Dell Inc.+..................................................    1,192,806
    54,900   EMC Corp.+..................................................      625,860
    38,300   Network Appliance, Inc.+....................................      824,599
--------------------------------------------------------------------------------------
                                                                             2,643,265
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%
    33,100   Agilent Technologies, Inc.+.................................      969,168
    50,000   Vishay Intertechnology, Inc.+...............................      929,000
--------------------------------------------------------------------------------------
                                                                             1,898,168
--------------------------------------------------------------------------------------
IT CONSULTING & SERVICES -- 1.2%
    38,600   Accenture Ltd., Class A Shares+.............................    1,060,728
--------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.1%
    17,700   Applied Materials, Inc.+....................................      347,274
    87,500   Intel Corp. ................................................    2,415,000
--------------------------------------------------------------------------------------
                                                                             2,762,274
--------------------------------------------------------------------------------------
SOFTWARE -- 8.0%
    25,000   Amdocs Ltd.+................................................      585,750
    55,300   BEA Systems, Inc.+..........................................      454,566
   100,300   Microsoft Corp. ............................................    2,864,568
    64,900   Oracle Corp.+...............................................      774,257
    35,500   Siebel Systems, Inc.+.......................................      379,140
    75,100   VERITAS Software Corp.+.....................................    2,080,270
--------------------------------------------------------------------------------------
                                                                             7,138,551
--------------------------------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY................................   21,105,889
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                        SOCIAL AWARENESS STOCK PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
MATERIALS -- 6.0%
CHEMICALS -- 3.4%
    22,400   Air Products & Chemicals, Inc. .............................  $ 1,174,880
    25,000   E.I. du Pont de Nemours & Co. ..............................    1,110,500
    20,000   Praxair, Inc. ..............................................      798,200
--------------------------------------------------------------------------------------
                                                                             3,083,580
--------------------------------------------------------------------------------------
METALS & MINING -- 1.7%
    46,400   Alcoa Inc. .................................................    1,532,592
--------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.9%
    10,000   International Paper Co. ....................................      447,000
     5,000   Weyerhaeuser Co. ...........................................      315,600
--------------------------------------------------------------------------------------
                                                                               762,600
--------------------------------------------------------------------------------------
             TOTAL MATERIALS.............................................    5,378,772
--------------------------------------------------------------------------------------
UTILITIES -- 0.8%
ELECTRIC UTILITIES -- 0.8%
    10,000   Consolidated Edison, Inc. ..................................      397,600
    10,000   The Southern Co. ...........................................      291,500
--------------------------------------------------------------------------------------
             TOTAL UTILITIES.............................................      689,100
--------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $77,876,757)....................   89,340,954
--------------------------------------------------------------------------------------
   FACE
  AMOUNT                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.3%
$  228,000   UBS Securities LLC dated 6/30/04, 1.280% due 7/1/04;
               Proceeds at maturity -- $228,008;
               (Fully collateralized by U.S. Treasury Bonds, 5.500% to
               13.250% due 8/15/13 to 8/15/28; Market value -- $232,561)
               (Cost -- $228,000)........................................      228,000
--------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0% (Cost -- $78,104,757*)..........  $89,568,954
--------------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:

 ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             PIONEER FUND PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 98.7%
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.3%
AUTO COMPONENTS -- 0.9%
     5,090   Johnson Controls, Inc. .....................................  $   271,704
--------------------------------------------------------------------------------------
AUTOMOBILES -- 1.2%
    22,923   Ford Motor Co. .............................................      358,745
--------------------------------------------------------------------------------------
MEDIA -- 6.4%
     4,542   Gannett Co., Inc. ..........................................      385,389
     7,307   The McGraw Hill Cos., Inc. .................................      559,497
     4,022   Omnicom Group Inc. .........................................      305,230
    17,489   Reed Elsevier NV, Sponsored ADR.............................      497,212
     3,833   The Walt Disney Co. ........................................       97,703
--------------------------------------------------------------------------------------
                                                                             1,845,031
--------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 3.3%
     3,161   Family Dollar Stores, Inc. .................................       96,158
     5,520   The May Department Stores Co. ..............................      151,745
    12,484   Target Corp. ...............................................      530,195
     3,468   Wal-Mart Stores, Inc. ......................................      182,972
--------------------------------------------------------------------------------------
                                                                               961,070
--------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.2%
     2,745   Barnes & Noble, Inc.+.......................................       93,275
     4,546   Lowe's Cos., Inc. ..........................................      238,892
--------------------------------------------------------------------------------------
                                                                               332,167
--------------------------------------------------------------------------------------
TEXTILES & APPAREL -- 0.3%
     2,275   Liz Claiborne, Inc. ........................................       81,854
--------------------------------------------------------------------------------------
             TOTAL CONSUMER DISCRETIONARY................................    3,850,571
--------------------------------------------------------------------------------------
CONSUMER STAPLES -- 10.9%
BEVERAGES -- 1.2%
     6,144   PepsiCo, Inc. ..............................................      331,039
--------------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 2.6%
     7,854   Sysco Corp. ................................................      281,723
    12,950   Walgreen Co. ...............................................      468,919
--------------------------------------------------------------------------------------
                                                                               750,642
--------------------------------------------------------------------------------------
FOOD PRODUCTS -- 3.7%
     7,969   Campbell Soup Co. ..........................................      214,207
     4,321   General Mills, Inc. ........................................      205,377
     6,788   H.J. Heinz Co. .............................................      266,090
     4,956   Hershey Foods Corp. ........................................      229,314
     7,104   Sara Lee Corp. .............................................      163,321
--------------------------------------------------------------------------------------
                                                                             1,078,309
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             PIONEER FUND PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 3.0%
     1,329   The Clorox Co. .............................................  $    71,474
     6,158   Colgate-Palmolive Co. ......................................      359,935
     8,206   The Procter & Gamble Co. ...................................      446,735
--------------------------------------------------------------------------------------
                                                                               878,144
--------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.4%
     2,045   The Estee Lauder Cos. Inc., Class A Shares..................       99,755
--------------------------------------------------------------------------------------
             TOTAL CONSUMER STAPLES......................................    3,137,889
--------------------------------------------------------------------------------------
ENERGY -- 8.1%
ENERGY EQUIPMENT & SERVICES -- 1.0%
     5,128   Smith International, Inc.+..................................      285,937
--------------------------------------------------------------------------------------
OIL & GAS -- 7.1%
     2,161   Apache Corp. ...............................................       94,112
     1,534   BP PLC, Sponsored ADR.......................................       82,176
     6,687   ChevronTexaco Corp. ........................................      629,314
     3,023   ConocoPhillips..............................................      230,625
    13,625   Exxon Mobil Corp. ..........................................      605,086
     3,936   Occidental Petroleum Corp. .................................      190,542
     6,293   Pioneer Natural Resources Co. ..............................      220,758
--------------------------------------------------------------------------------------
                                                                             2,052,613
--------------------------------------------------------------------------------------
             TOTAL ENERGY................................................    2,338,550
--------------------------------------------------------------------------------------
FINANCIALS -- 16.5%
BANKS -- 7.7%
     4,863   The Bank of New York Co., Inc. .............................      143,361
     3,629   Charter One Financial, Inc. ................................      160,366
     3,426   First Horizon National Corp. ...............................      155,780
    12,988   National City Corp. ........................................      454,710
     3,781   SouthTrust Corp. ...........................................      146,741
     5,198   SunTrust Banks, Inc. .......................................      337,818
     8,848   U.S. Bancorp................................................      243,851
     6,143   Washington Mutual, Inc. ....................................      237,366
     4,085   Wells Fargo & Co. ..........................................      233,784
     2,002   Zions Bancorp. .............................................      123,023
--------------------------------------------------------------------------------------
                                                                             2,236,800
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.2%
     4,086   American Express Co. .......................................      209,939
     4,612   Federated Investors, Inc., Class B Shares...................      139,928
     5,660   Merrill Lynch & Co., Inc. ..................................      305,527
     7,340   State Street Corp. .........................................      359,954
     9,502   T. Rowe Price Group Inc. ...................................      478,901
--------------------------------------------------------------------------------------
                                                                             1,494,249
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             PIONEER FUND PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
INSURANCE -- 3.6%
     4,381   American International Group, Inc. .........................  $   312,278
     5,344   The Chubb Corp. ............................................      364,354
     2,983   SAFECO Corp. ...............................................      131,252
     5,942   The St. Paul Travelers Cos., Inc. ..........................      240,889
--------------------------------------------------------------------------------------
                                                                             1,048,773
--------------------------------------------------------------------------------------
             TOTAL FINANCIALS............................................    4,779,822
--------------------------------------------------------------------------------------
HEALTHCARE -- 12.8%
HEALTHCARE EQUIPMENT & SUPPLIES -- 2.8%
     6,966   Becton Dickinson & Co. .....................................      360,839
     4,091   Biomet, Inc. ...............................................      181,804
     2,909   Guidant Corp. ..............................................      162,555
     1,483   St. Jude Medical, Inc.+.....................................      112,189
--------------------------------------------------------------------------------------
                                                                               817,387
--------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 1.1%
     1,329   Cardinal Health, Inc. ......................................       93,096
     2,165   UnitedHealth Group Inc. ....................................      134,771
       764   WellPoint Health Networks, Inc.+............................       85,576
--------------------------------------------------------------------------------------
                                                                               313,443
--------------------------------------------------------------------------------------
PHARMACEUTICALS -- 8.9%
     5,588   Abbott Laboratories.........................................      227,767
     3,618   Barr Pharmaceuticals, Inc.+.................................      121,927
     4,347   Eli Lilly and Co. ..........................................      303,899
     8,643   Johnson & Johnson...........................................      481,415
     6,364   Merck & Co., Inc. ..........................................      302,290
     7,286   Mylan Laboratories Inc. ....................................      147,541
     5,452   Novartis AG, ADR............................................      242,614
     7,296   Pfizer Inc. ................................................      250,107
     1,737   Roche Holding AG, Sponsored ADR.............................      171,980
    17,236   Schering-Plough Corp. ......................................      318,521
--------------------------------------------------------------------------------------
                                                                             2,568,061
--------------------------------------------------------------------------------------
             TOTAL HEALTHCARE............................................    3,698,891
--------------------------------------------------------------------------------------
INDUSTRIALS -- 12.9%
AEROSPACE & DEFENSE -- 2.7%
     4,566   General Dynamics Corp. .....................................      453,404
     3,407   United Technologies Corp. ..................................      311,672
--------------------------------------------------------------------------------------
                                                                               765,076
--------------------------------------------------------------------------------------
AIR FREIGHT & COURIERS -- 0.5%
     2,046   United Parcel Service, Inc., Class B Shares.................      153,798
--------------------------------------------------------------------------------------
AIRLINES -- 0.9%
    16,062   Southwest Airlines Co. .....................................      269,360
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             PIONEER FUND PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
     4,589   Automatic Data Processing Inc. .............................  $   192,187
     2,560   DST Systems, Inc.+..........................................      123,110
     2,488   Fiserv, Inc.+...............................................       96,758
--------------------------------------------------------------------------------------
                                                                               412,055
--------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.5%
     2,031   Emerson Electric Co. .......................................      129,070
--------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.3%
     2,865   General Electric Co. .......................................       92,826
--------------------------------------------------------------------------------------
MACHINERY -- 4.4%
     4,094   Caterpillar Inc. ...........................................      325,227
     5,911   Deere & Co. ................................................      414,598
     2,188   Illinois Tool Works, Inc. ..................................      209,807
     5,619   PACCAR Inc. ................................................      325,846
--------------------------------------------------------------------------------------
                                                                             1,275,478
--------------------------------------------------------------------------------------
ROAD & RAIL -- 2.2%
     4,819   Burlington Northern Santa Fe Corp. .........................      169,002
    17,035   Norfolk Southern Corp. .....................................      451,768
--------------------------------------------------------------------------------------
                                                                               620,770
--------------------------------------------------------------------------------------
             TOTAL INDUSTRIALS...........................................    3,718,433
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 13.3%
COMMUNICATIONS EQUIPMENT -- 2.0%
    20,030   Motorola, Inc. .............................................      365,547
    14,083   Nokia Oyj, Sponsored ADR....................................      204,767
--------------------------------------------------------------------------------------
                                                                               570,314
--------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.1%
     1,909   Apple Computer, Inc.+.......................................       62,119
     7,345   Dell Inc.+..................................................      263,098
     7,892   Hewlett-Packard Co. ........................................      166,521
     2,834   International Business Machines Corp. ......................      249,817
    32,653   Sun Microsystems, Inc.+.....................................      141,714
--------------------------------------------------------------------------------------
                                                                               883,269
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
     2,478   Diebold, Inc. ..............................................      131,012
--------------------------------------------------------------------------------------
IT CONSULTING & SERVICES -- 0.9%
     3,528   Computer Sciences Corp.+....................................      163,805
     3,504   SunGard Data Systems Inc.+..................................       91,104
--------------------------------------------------------------------------------------
                                                                               254,909
--------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 1.0%
     5,638   Canon Inc., Sponsored ADR...................................      301,069
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             PIONEER FUND PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.4%
    14,032   Applied Materials, Inc.+....................................  $   275,308
    14,713   Intel Corp. ................................................      406,079
    13,033   Texas Instruments Inc. .....................................      315,138
--------------------------------------------------------------------------------------
                                                                               996,525
--------------------------------------------------------------------------------------
SOFTWARE -- 2.5%
     4,168   Adobe Systems, Inc. ........................................      193,812
    13,973   Microsoft Corp. ............................................      399,069
     2,698   Symantec Corp.+.............................................      118,118
--------------------------------------------------------------------------------------
                                                                               710,999
--------------------------------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY................................    3,848,097
--------------------------------------------------------------------------------------
MATERIALS -- 5.4%
CHEMICALS -- 1.8%
     2,235   Air Products & Chemicals, Inc. .............................      117,226
     4,196   E.I. du Pont de Nemours & Co. ..............................      186,386
     2,965   Ecolab Inc. ................................................       93,990
     1,815   PPG Industries, Inc. .......................................      113,419
--------------------------------------------------------------------------------------
                                                                               511,021
--------------------------------------------------------------------------------------
METALS & MINING -- 3.1%
     5,120   Alcoa Inc. .................................................      169,114
         4   Newmont Mining Corp. .......................................          155
     3,636   Phelps Dodge Corp. .........................................      281,826
     4,517   Rio Tinto PLC, Sponsored ADR................................      442,892
--------------------------------------------------------------------------------------
                                                                               893,987
--------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.5%
     4,925   MeadWestvaco Corp. .........................................      144,746
--------------------------------------------------------------------------------------
             TOTAL MATERIALS.............................................    1,549,754
--------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.4%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
     2,293   ALLTEL Corp. ...............................................      116,072
    13,876   BellSouth Corp. ............................................      363,829
    20,474   SBC Communications Inc. ....................................      496,494
--------------------------------------------------------------------------------------
             TOTAL TELECOMMUNICATION SERVICES............................      976,395
--------------------------------------------------------------------------------------
UTILITIES -- 2.1%
ELECTRIC UTILITIES -- 1.4%
     3,243   American Electric Power Co., Inc. ..........................      103,776
     3,378   Consolidated Edison, Inc. ..................................      134,309
     5,402   The Southern Co. ...........................................      157,468
--------------------------------------------------------------------------------------
                                                                               395,553
--------------------------------------------------------------------------------------
GAS UTILITIES -- 0.3%
     2,513   KeySpan Corp. ..............................................       92,227
--------------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.3%
     3,579   Vectren Corp. ..............................................       89,797
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             PIONEER FUND PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
WATER UTILITIES -- 0.1%
     1,672   Aqua America, Inc. .........................................  $    33,524
--------------------------------------------------------------------------------------
             TOTAL UTILITIES.............................................      611,101
--------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $23,953,830)....................   28,509,503
--------------------------------------------------------------------------------------
   FACE
  AMOUNT                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.3%
$  383,000   State Street Bank and Trust Co. dated 6/30/04, 1.150% due
               7/1/04; Proceeds at maturity -- $383,012; (Fully
               collateralized by U.S. Treasury Notes, 6.500% due
               10/15/06; Market value -- $392,590) (Cost -- $383,000)....      383,000
--------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0% (Cost -- $24,336,830*)..........  $28,892,503
--------------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:

  ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2004

                                                           U.S. GOVERNMENT    SOCIAL AWARENESS      PIONEER
                                                             SECURITIES            STOCK              FUND
                                                              PORTFOLIO          PORTFOLIO         PORTFOLIO
--------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost.................................     $234,414,357        $ 78,104,757      $ 24,336,830
--------------------------------------------------------------------------------------------------------------
  Investments, at value................................     $231,760,671        $ 89,568,954      $ 28,892,503
  Cash.................................................              439                 487               856
  Dividends and interest receivable....................        1,886,812              43,491            30,323
  Receivable for Fund shares sold......................               --              11,882            24,476
--------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS.........................................      233,647,922          89,624,814        28,948,158
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased.....................       21,020,042                  --                --
  Payable for Fund shares reacquired...................          302,043                  --               488
  Investment advisory fees payable.....................           55,857              44,375            17,411
  Administration fees payable..........................           10,371               4,351             1,412
  Accrued expenses.....................................           41,989              24,589            28,150
--------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES....................................       21,430,302              73,315            47,461
--------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.......................................     $212,217,620        $ 89,551,499      $ 28,900,697
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital......................................     $209,145,991        $ 89,889,289      $ 38,459,116
  Undistributed net investment income..................        4,586,211             160,271            88,425
  Accumulated net realized gain (loss) from investment
     transactions......................................        1,139,104         (11,962,258)      (14,202,517)
  Net unrealized appreciation (depreciation) of
     investments.......................................       (2,653,686)         11,464,197         4,555,673
--------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.......................................     $212,217,620        $ 89,551,499      $ 28,900,697
--------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING.....................................       16,900,170           3,900,929         2,598,649
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE.............................           $12.56              $22.96            $11.12
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                                            U.S. GOVERNMENT    SOCIAL AWARENESS     PIONEER
                                                              SECURITIES            STOCK             FUND
                                                               PORTFOLIO          PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest................................................    $ 5,032,903        $     6,169       $    2,283
  Dividends...............................................             --            465,076          253,605
  Less: Foreign withholding tax...........................             --             (9,505)          (3,156)
-------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME.................................      5,032,903            461,740          252,732
-------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment management and advisory fees (Note 2)........        330,680            251,174          105,296
  Administration fees (Note 2)............................         61,370             24,688            8,424
  Audit and legal.........................................         23,589             14,910           21,921
  Shareholder communications..............................         11,597              2,338           15,615
  Custody.................................................         10,650              4,077            7,156
  Trustees' fees..........................................          5,256              1,561            3,057
  Transfer agency services................................          2,500              2,488            2,484
  Other...................................................          1,050                398              657
-------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES..........................................        446,692            301,634          164,610
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.....................................      4,586,211            160,106           88,122
-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE
3):
  Realized Gain From Investment Transactions (excluding
  short-term investments):
     Proceeds from sales..................................     96,515,477         14,312,432        3,569,295
     Cost of securities sold..............................     95,312,547         12,458,431        3,070,672
-------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN.......................................      1,202,930          1,854,001          498,623
-------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments:
     Beginning of period..................................      2,751,482         13,416,275        4,628,387
     End of period........................................     (2,653,686)        11,464,197        4,555,673
-------------------------------------------------------------------------------------------------------------
  CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)....     (5,405,168)        (1,952,078)         (72,714)
-------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS............................     (4,202,238)           (98,077)         425,909
-------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS....................    $   383,973        $    62,029       $  514,031
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

            U.S. GOVERNMENT SECURITIES PORTFOLIO                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $  4,586,211    $ 10,080,394
  Net realized gain.........................................     1,202,930       3,472,252
  Increase in net unrealized depreciation...................    (5,405,168)     (7,330,998)
------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................       383,973       6,221,648
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................            --     (10,812,735)
  Net realized gains........................................      (382,384)     (3,572,312)
------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................      (382,384)    (14,385,047)
------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares..........................    25,308,709      29,246,982
  Net asset value of shares issued for reinvestment of
     dividends..............................................       382,384      14,385,047
  Cost of shares reacquired.................................   (23,357,018)    (69,457,633)
------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
     TRANSACTIONS...........................................     2,334,075     (25,825,604)
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...........................     2,335,664     (33,989,003)
NET ASSETS:
  Beginning of period.......................................   209,881,956     243,870,959
------------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $212,217,620    $209,881,956
------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........    $4,586,211              --
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

              SOCIAL AWARENESS STOCK PORTFOLIO                   2004           2003
----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $   160,106    $   404,628
  Net realized gain (loss)..................................    1,854,001       (903,133)
  Increase (decrease) in net unrealized appreciation........   (1,952,078)    18,313,058
----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................       62,029     17,814,553
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (22,632)      (392,136)
----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................      (22,632)      (392,136)
----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares..........................   12,818,543      5,724,855
  Net asset value of shares issued for reinvestment of
     dividends..............................................       22,632        392,136
  Cost of shares reacquired.................................   (3,007,504)    (6,158,720)
----------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
     TRANSACTIONS...........................................    9,833,671        (41,729)
----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................    9,873,068     17,380,688
NET ASSETS:
  Beginning of period.......................................   79,678,431     62,297,743
----------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $89,551,499    $79,678,431
----------------------------------------------------------------------------------------
* Includes undistributed net investment income of: .........     $160,271        $22,797
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                   PIONEER FUND PORTFOLIO                        2004           2003
----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $    88,122    $   357,895
  Net realized gain (loss)..................................      498,623       (562,398)
  Increase (decrease) in net unrealized appreciation........      (72,714)     5,280,877
----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................      514,031      5,076,374
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................           --       (360,254)
----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................           --       (360,254)
----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares..........................    2,587,117      4,118,215
  Net asset value of shares issued for reinvestment of
     dividends..............................................           --        360,254
  Cost of shares reacquired.................................   (1,601,444)    (3,354,880)
----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......      985,673      1,123,589
----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................    1,499,704      5,839,709
NET ASSETS:
  Beginning of period.......................................   27,400,993     21,561,284
----------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $28,900,697    $27,400,993
----------------------------------------------------------------------------------------
* Includes undistributed net investment income of: .........      $88,425           $303
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The U.S. Government Securities Portfolio ("USGS"), Social Awareness Stock Portfolio ("SAS") and Pioneer Fund Portfolio ("PFP") (collectively, "Fund(s)") are separate diversified investment funds of The Travelers Series Trust ("Trust"). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these funds and 13 other separate investment funds:
Travelers Quality Bond, Lazard International Stock, MFS Emerging Growth, Federated High Yield, Federated Stock, Large Cap, Equity Income, Disciplined Mid Cap Stock, Convertible Securities, MFS Mid Cap Growth, Merrill Lynch Large Cap Core, MFS Value, and Zero Coupon Bond Fund (Series 2005) Portfolios. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

     The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date;
(b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported and U.S. government and agency obligations are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) securities, other than U.S. government agencies and obligations, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity;
(f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (k) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly-owned subsidiary of Citigroup Inc., ("Citigroup"), acts as investment adviser to USGS and PFP. USGS and PFP pay TAMIC an investment advisory fee calculated at the annual rate of 0.3233% and 0.75% of its average daily net assets, respectively. Prior to May 1, 2003, Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, acted as investment manager to PFP and under the previous agreement, PFP paid SBFM an investment management and advisory fee calculated at an annual rate of 0.65% of PFP's average daily net assets. These fees are calculated daily and paid monthly.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     SBFM acts as investment manager and adviser to SAS. SAS pays SBFM an investment management and advisory fee calculated at an annual rate of: 0.65% on the first $50 million, 0.55% on the next $50 million, 0.45% on the next $100 million and 0.40% on amounts over $200 million of the average daily net assets of SAS. This fee is calculated daily and paid monthly.

     TAMIC has a sub-advisory agreement with Pioneer Investment Management, Inc. ("Pioneer"). Pursuant to the sub-advisory agreement, Pioneer is responsible for the day-to-day operations and investment decisions for PFP. As a result, TAMIC pays Pioneer, as sub-adviser, an advisory fee calculated at an annual rate of 0.375% of the average daily net assets of PFP.

     The Travelers Insurance Company ("TIC"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of the average daily net assets of each Fund. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative services agreement with SBFM. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.02% of the average daily net assets of each Fund, plus $30,000 per Fund, subject to a maximum of 0.06% of each Fund's average daily net assets.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended June 30, 2004, each Fund paid transfer agent fees of $2,500 to CTB.

     For the six months ended June 30, 2004, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions of $326 from PFP.

     One Trustee and all officers of the Trust are employees of Citigroup or its affiliates.

     3.  INVESTMENTS

     During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments and mortgage dollar rolls) were as follows:

                                                                  USGS           SAS          PFP
-----------------------------------------------------------------------------------------------------
Purchases...................................................  $111,751,137   $26,310,563   $4,589,683
-----------------------------------------------------------------------------------------------------
Sales.......................................................    96,515,477    14,312,432    3,569,295
-----------------------------------------------------------------------------------------------------

     At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                 USGS           SAS          PFP
----------------------------------------------------------------------------------------------------
Gross unrealized appreciation...............................  $ 2,534,580   $15,518,313   $4,776,973
Gross unrealized depreciation...............................   (5,188,266)   (4,054,116)    (221,300)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)..................  $(2,653,686)  $11,464,197   $4,555,673
----------------------------------------------------------------------------------------------------

     4.  REPURCHASE AGREEMENTS

     When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     5.  MORTGAGE DOLLAR ROLLS

     The Funds may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase the securities may be limited.

     During the six months ended June 30, 2004, USGS entered into mortgage dollar roll transactions in the aggregate amount of $80,238,842.

     At June 30, 2004, USGS had outstanding mortgage dollar rolls with a total cost of $22,053,094. SAS and PFP did not have any outstanding mortgage dollar rolls.

     6.  SECURITIES TRADED ON A TO-BE-ANNOUNCED BASIS

     The Funds may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA/FNMA transactions. Securities purchased on a TBA basis normally settle 15 to 45 days after the trade date. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

     At June 30, 2004, USGS held TBA securities with a total cost amounting to $22,053,094.

     7.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004     DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES PORTFOLIO
Shares sold.................................................      2,041,557          2,193,616
Shares issued on reinvestment...............................         30,542          1,138,891
Shares reacquired...........................................     (1,838,547)        (5,229,809)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease).....................................        233,552         (1,897,302)
--------------------------------------------------------------------------------------------------
SOCIAL AWARENESS STOCK PORTFOLIO
Shares sold.................................................        572,403            283,273
Shares issued on reinvestment...............................            989             17,094
Shares reacquired...........................................       (130,794)          (309,569)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease).....................................        442,598             (9,202)
--------------------------------------------------------------------------------------------------
PIONEER FUND PORTFOLIO
Shares sold.................................................        235,168            418,833
Shares issued on reinvestment...............................             --             33,048
Shares reacquired...........................................       (145,166)          (354,955)
--------------------------------------------------------------------------------------------------
Net Increase................................................         90,002             96,926
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     8.  ADDITIONAL INFORMATION

     Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds. On August 12, 2004, CAM paid each Fund their allocable share of the amount described above through a waiver of their fees. The amount paid to each Fund is as follows:

--------------------------------------------------------------------
U.S. Government Securities Portfolio........................  $1,726
Social Awareness Stock Portfolio............................   1,652
Pioneer Fund Portfolio......................................   1,707
--------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

U.S. GOVERNMENT SECURITIES PORTFOLIO  2004(1)      2003(2)    2002(2)     2001(2)    2000(2)    1999(2)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $12.59       $13.14     $12.44      $12.22     $11.30     $11.80
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income.............      0.27         0.56       0.63        0.69       0.74       0.68
  Net realized and unrealized gain
     (loss).........................     (0.28)       (0.20)      1.05        0.02       0.84      (1.18)
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations........................     (0.01)        0.36       1.68        0.71       1.58      (0.50)
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.............        --        (0.68)     (0.89)      (0.49)     (0.66)     (0.00)*
  Net realized gains(3).............     (0.02)       (0.23)     (0.09)         --         --         --
--------------------------------------------------------------------------------------------------------
Total Distributions.................     (0.02)       (0.91)     (0.98)      (0.49)     (0.66)     (0.00)*
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......    $12.56       $12.59     $13.14      $12.44     $12.22     $11.30
--------------------------------------------------------------------------------------------------------
TOTAL RETURN(4).....................     (0.06)%++     2.75%     13.63%       5.82%     14.53%     (4.23)%
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)....  $212,218     $209,882   $243,871    $126,491    $90,970    $61,623
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(5).......................      0.44%+       0.42%      0.44%       0.45%      0.48%      0.48%
  Net investment income.............      4.48+        4.23       4.82        5.55       6.46       5.97
--------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.............        47%**       143%**      165%       327%       289%       164%
--------------------------------------------------------------------------------------------------------

SOCIAL AWARENESS STOCK PORTFOLIO      2004(1)      2003(2)      2002      2001(2)    2000(2)    1999(2)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................    $23.04       $17.97     $24.14      $28.76     $29.42     $25.92
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income.............      0.04         0.12       0.08        0.11       0.14       0.13
  Net realized and unrealized gain
     (loss).........................     (0.11)        5.06      (6.06)      (4.63)     (0.29)      3.93
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations........................     (0.07)        5.18      (5.98)      (4.52)     (0.15)      4.06
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.............     (0.01)       (0.11)     (0.19)      (0.10)     (0.16)     (0.09)
  Net realized gains(3).............        --           --         --          --      (0.35)     (0.47)
--------------------------------------------------------------------------------------------------------
Total Distributions.................     (0.01)       (0.11)     (0.19)      (0.10)     (0.51)     (0.56)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......    $22.96       $23.04     $17.97      $24.14     $28.76     $29.42
--------------------------------------------------------------------------------------------------------
TOTAL RETURN(4).....................     (0.32)%++    28.85%    (24.81)%    (15.71)%    (0.49)%    15.84%
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)....   $89,551      $79,678    $62,298     $83,344    $81,184    $68,239
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(5).......................      0.73%+       0.78%      0.78%       0.74%      0.75%      0.80%
  Net investment income.............      0.39+        0.59       0.40        0.45       0.48       0.69
--------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.............        18%          38%        37%         22%        33%        12%
--------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Distributions from realized gains include both net realized short-term and long-term capital gains.

(4) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

 *  Amount represents less than $0.01 per share.

** Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 86% and 168% for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

PIONEER FUND PORTFOLIO                  2004(1)      2003(2)    2002(2)    2001(2)    2000(2)    1999(2)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................   $10.92       $ 8.94     $13.87     $19.22     $15.91     $17.18
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income...............     0.03         0.15       0.32       0.37       0.43       0.41
  Net realized and unrealized gain
     (loss)...........................     0.17         1.98      (4.47)     (4.65)      3.36      (0.36)
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations...     0.20         2.13      (4.15)     (4.28)      3.79       0.05
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............       --        (0.15)     (0.78)     (0.30)     (0.45)     (0.40)
  Net realized gains(3)...............       --           --         --      (0.77)     (0.03)     (0.92)
--------------------------------------------------------------------------------------------------------
Total Distributions...................       --        (0.15)     (0.78)     (1.07)     (0.48)     (1.32)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........   $11.12       $10.92     $ 8.94     $13.87     $19.22     $15.91
--------------------------------------------------------------------------------------------------------
TOTAL RETURN(4).......................     1.83%++     23.78%    (30.21)%   (23.00)%    24.26%     (0.08)%
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)......  $28,901      $27,401    $21,561    $39,433    $48,456    $31,413
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(5).........................     1.17%+       1.12%      0.90%      0.81%      0.84%      0.88%
  Net investment income...............     0.63+        1.56       2.88       2.18       2.47       2.41
--------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...............       13%          98%        25%        20%        22%        10%
--------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Distributions from realized gains include both net realized short-term and long-term capital gains.

(4) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

MANAGED ASSETS TRUST, HIGH YIELD BOND TRUST, CAPITAL APPRECIATION FUND, MONEY MARKET PORTFOLIO AND THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

TRUSTEES

R. Jay Gerken, CFA
 Chairman
Frances M. Hawk, CFA, CFP
Lewis Mandell
Robert E. McGill, III

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

William D. Wilcox*
Chief Compliance Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer

Kaprel Ozsolak
Controller

Kathleen A. McGah
Secretary

Ernest J. Wright
Assistant Secretary

*As of July 23, 2004.

INVESTMENT MANAGER
AND ADVISERS

Travelers Asset Management International
 Company LLC
Smith Barney Fund Management LLC
 (Social Awareness Stock Portfolio)

ADMINISTRATOR

The Travelers Insurance Company

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

U.S. Government Securities Portfolio, Social Awareness Stock Portfolio and Pioneer Fund Portfolio are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of variable annuity or life contract owners and is not an offer of shares of Managed Assets Trust, High Yield Bond Trust, Capital Appreciation Fund, Money Market Portfolio, The Travelers Series Trust: U.S. Government Securities Portfolio, Social Awareness Stock Portfolio and Pioneer Fund Portfolio. All the funds contained in this report may not be available under your variable annuity or life contract.

Beginning August 31, 2004, information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-842-9368 and (2) on the SEC's website at www.sec.gov.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-842-9368 and by visiting the SEC's website at www.sec.gov.

VG-181 (Semi-Annual) (8-04) Printed in U.S.A.

ITEM 2.     CODE OF ETHICS.

            Not Applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

            Not Applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.     [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.     [RESERVED]

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            Not applicable.

ITEM 10.    CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

            (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11.    EXHIBITS.

            (a)   Not applicable.

            (b)   Attached hereto.

            Exhibit 99. CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

            Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

HIGH YIELD BOND TRUST

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      HIGH YIELD BOND TRUST

Date: September 9, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      HIGH YIELD BOND TRUST

Date: September 9, 2004

By:   /s/ Andrew B. Shoup
      Andrew B. Shoup
      Chief Administrative Officer of
      HIGH YIELD BOND TRUST

Date: September 9, 2004